UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08270
                                                     ---------


                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
                   ------------------------------------------
               (Exact name of registrant as specified in charter)


                 601 Union Street, Suite 2801, Seattle, WA 98101
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 J. Glenn Haber
                          601 Union Street, Suite 2801
                                Seattle, WA 98101
                          ----------------------------
                     (Name and address of agent for service)

                                   Copies to:

                               David Hearth, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105


                                 (800) 248-6314
               --------------------------------------------------
               Registrant's telephone number, including area code


Date of fiscal year end: March 31
                         --------


Date of reporting period: September 30, 2004
                          ------------------

ITEM 1. REPORT TO STOCKHOLDERS.


SEMI-ANNUAL REPORT
RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
INCLUDES UNAUDITED FINANCIAL STATEMENTS

September 30, 2004

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ....................................................    3
COMMENTS FROM INVESTMENT ADVISOR ..........................................    4
PORTFOLIO INVESTMENT RETURNS
         Small/Mid Cap Equity Portfolio ...................................    7
         Core Equity Portfolio ............................................    8
         Growth Equity Portfolio ..........................................    9
         Balanced Portfolio ...............................................   10
         Intermediate Fixed Income Portfolio ..............................   11
FUND EXPENSES .............................................................   12
SCHEDULES OF INVESTMENTS
         Small/Mid Cap Equity Portfolio ...................................   14
         Core Equity Portfolio ............................................   17
         Growth Equity Portfolio ..........................................   20
         Balanced Portfolio ...............................................   22
         Intermediate Fixed Income Portfolio ..............................   26
STATEMENTS OF ASSETS AND LIABILITIES ......................................   28
STATEMENTS OF OPERATIONS ..................................................   29
STATEMENTS OF CHANGES IN NET ASSETS .......................................   30
FINANCIAL HIGHLIGHTS ......................................................   33
NOTES TO FINANCIAL STATEMENTS .............................................   41
DIRECTORY OF FUNDS' SERVICE PROVIDERS .....................................   46
GENERAL INFORMATION .......................................................   47
INDEX DESCRIPTIONS ........................................................   48


                                     [LOGO]

                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                  800.248.6314
                              www.rainierfunds.com


This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders,

As Chairman of the Rainier Investment Management Mutual Funds and a fellow shareholder in the Funds, I'd like to express our appreciation for your valued investment in one of the five Portfolios covered in this report. This report, referred to as the "Semiannual Report," contains unaudited financial statements for the period ending September 30, 2004. The last audited Annual Report was produced as of March 31, 2004, our fiscal year end.

      In this report you will find commentary describing the equity and fixed-income capital markets for the six months ending September 30, 2004. You will also see investment total returns with index comparisons specific to each of the five Portfolios. Finally, this report contains financial statements detailing the expenses and holdings of the Portfolios.

      Equity returns over the last six months have been largely negative with broad market indices, such as the Russell 3000(R) Index, losing a little more than 0.5%. Beneath the surface, however, the style indices told a slightly different story, with value stocks generating positive returns and growth stocks losing more than the broad indices might indicate.

      The returns for the Rainier Mutual Funds were generally in step with the market, with losses for the six months in all of the Portfolios with equity exposure. The Intermediate Fixed Income Portfolio also suffered a slight loss, a result not unexpected in a time when the Federal Reserve Board is raising interest rates. As we have mentioned throughout the years, the underperformance of growth stocks is a headwind for our equity-holding Portfolios, which tend to do best in neutral or more growth-oriented market environments. We continue, however, to find better opportunities in undervalued growth stocks, and expect to add to relative returns when the current multi-year value cycle has played out.

      Numerous new regulations have been enacted by the Securities and Exchange Commission (SEC) recently in response to mutual fund trading improprieties discovered in the financial services industry over the last couple of years. The unfortunate by-product of these regulations is increased cost to the Portfolios. In many cases, though, the Investment Advisor will simply absorb the costs and not pass them on to the shareholders. At this junction we see relatively minor new expenses to be borne by shareholders directly. The good news is that we believe many questionable aspects of the industry have been thoroughly cleaned up and shareholders should feel confident that mutual funds provide efficient and valuable services with ethical behavior at the center of everyone's activities.

      Thank you for your investment in the Rainier Investment Management Mutual Funds. If we can improve our service to you, please feel free to contact us.

                                      Sincerely,


                                      /s/ J. Glenn Haber

                                      J. Glenn Haber
                                      Chairman
                                      Rainier Investment Management Mutual Funds

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Please refer to pages 7 through 11 for complete Fund performance. Please refer to the Schedules of Investments for Fund holding information. Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. (11/04)

--------------------------------------------------------------------------------
                        COMMENTS FROM INVESTMENT ADVISOR
--------------------------------------------------------------------------------

ABOUT THE ADVISOR: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R) (RIM) located in Seattle, Washington. RIM manages $5.1 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS

The U.S. stock market moved sideways during the six-month period ending September 30, 2004. The combined impact of higher energy prices, uncertainties surrounding the war in Iraq, an apparently close U.S. presidential election and a potential slowdown in corporate profit growth held the market in check. Outside of the energy and materials sectors it was difficult to make money. Two of the largest growth sectors - technology and health care - performed poorly as investors worried about deceleration in key end markets for technology companies and struggled with a variety of setbacks for large-capitalization drug stocks.

      Sustained high energy prices would be a clear negative for the equity markets. On the other hand, a sustained decline in the price of oil, should it develop, would be a key catalyst for an upward movement in stock prices. While we expect corporate earnings growth to slow in 2005, we believe that higher stock prices are still a likely scenario. The rationale for our favorable outlook includes the current extremely low level of interest rates, probable economic growth above 2.0% next year and the likelihood that energy prices will moderate.

      A major headwind for us in terms of performance during the last six months has been the strong performance of value stocks compared to growth stocks. For all capitalization categories - large, mid and small-value stocks significantly outperformed growth stocks. In part, this is entirely justified - some of the best earnings growth this year has come from stocks that are actually categorized as value, basic materials and energy stocks are the best examples - and our equity Portfolios have participated in these sectors. But other segments of the market that have had a tendency to produce steady earnings growth, and where our equity Portfolios also have meaningful exposure, have faltered. When will this trend reverse itself? Two key areas will need to improve - technology and health care. While we can see improvement on the horizon for technology, gains in health care may be more challenging.

      For the past seven quarters we have favored stocks with sensitivity to an improving economic growth environment. We continue to favor industrial, basic industry and energy shares. We have, however, recently reduced our exposure to some of the more cyclical positions in the Portfolios which have closed in on our price targets. Notable in this area are consumer-oriented issues. Technology stocks appear to be more attractive than they have been in a number of years. Numerous stocks in this group are likely to grow faster than the overall market over the next several years.

Daniel M. Brewer, CFA
Mark W. Broughton, CFA
Mark H. Dawson, CFA
James R. Margard, CFA
Peter M. Musser, CFA

FIXED-INCOME COMMENTS

The period ending September 30, 2004, was another tremendously volatile period for the bond market. Overall, the six-month return of the Lehman U.S. Government/Credit Intermediate Bond Index was 0.11%; however, the returns for the three-month periods ending June 30, 2004, and September 30, 2004, were -2.52% and 2.70%, respectively. The stark contrast in returns for the two periods can be attributed to the sharp swings in the outlook on the economy driven by employment and inflation data. As of the end of March, job creation was less than expected leading to a weak outlook for the economic recovery and lower interest rates. Quickly reversing this trend, employment data released in early April was stronger than expected and continued to be so through June. Strong employment data combined with rising inflation led to expectations that the Federal Reserve would begin raising interest rates. The market pushed interest rates higher by 0.5% to 1% along the yield curve. By the beginning of July, as oil prices increased, job growth waned, and inflation subsided, the outlook for the economy weakened sending interest rates lower during the three months ending September 30, 2004. The decline in interest rates and positive bond market returns for the period occurred despite the Federal Reserve raising the Fed Funds rate 0.25% three times to 1.75%.

      Corporate bonds outperformed U.S. Treasuries and Agencies during the period as credit spreads continued to tighten reflecting strong technicals (lower supply and increased demand) and the fundamental improvement in company balance sheets and the economy.

      Despite last quarter's "soft patch" in the economic recovery, we believe there is enough anecdotal evidence on a macro level to maintain that interest rates will move modestly higher through the remainder of 2004 and 2005. With employment growth averaging 180,000 per month for the first nine months of 2004, higher personal income and relatively strong consumer confidence, we expect the economy to continue to grow 3% to 4% for 2005. We believe the Federal Reserve will raise the Fed Funds rate through year-end 2004 and into 2005 as it continues to remove the accommodative monetary policy. As such, within our intermediate strategy we have reduced our duration target to 90% of the benchmark index and continue to overweight high-quality corporate bonds to add incremental yield and take advantage of the economic recovery.

Andrea L. Durbin, CFA
Matthew R. Kennedy, CFA
Michael E. Raney, CFA

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6

--------------------------------------------------------------------------------
                          PORTFOLIO INVESTMENT RETURNS
--------------------------------------------------------------------------------

                                   [GRAPHIC]
                         SMALL/MID CAP EQUITY PORTFOLIO

OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small- and medium-capitalization common stocks.


COMPARISON OF CHANGE IN VALUE OF $10,000

 [The following table was represented as a line graph in the printed material.]

                          SMALL/MID CAP
                        EQUITY PORTFOLIO -        CONSUMER             RUSSELL
                         ORIGINAL SHARES         PRICE INDEX          2500 INDEX
--------------------------------------------------------------------------------
"Incep." 5/10/94              10,000                10,000              10,000
    3/31/1995                 11,938                10,237              10,999
    3/31/1996                 16,519                10,563              14,279
    3/31/1997                 18,925                10,855              15,518
    3/31/1998                 28,138                11,004              22,014
    3/31/1999                 23,303                11,194              19,094
    3/31/2000                 33,879                11,615              27,394
    3/31/2001                 28,515                11,954              23,695
    3/31/2002                 32,030                12,130              27,241
    3/31/2003                 24,728                12,497              20,704
    3/31/2004                 38,784                12,714              33,259
    9/30/2004                 38,007                12,883              32,531


TOTAL RETURNS

                                                                                                       Since
for Periods Ending September 30, 2004         6 Months   1 Year    3 Years*   5 Years*   10 Years*   Inception*
---------------------------------------------------------------------------------------------------------------
Small/Mid Cap Equity - Original Shares
Inception Date 5/10/94                         (2.01)%    18.61%    12.14%      8.95%     13.65%       13.70%
---------------------------------------------------------------------------------------------------------------
Small/Mid Cap Equity - Institutional Shares
Inception Date 5/10/94                         (1.89)     18.91     12.41       9.21      13.90        13.95
---------------------------------------------------------------------------------------------------------------
Russell 2500(TM) Index                         (2.19)     18.51     14.14       9.36      12.01        12.01
---------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index                          (2.40)     18.77     13.71       7.41       9.87         9.98
---------------------------------------------------------------------------------------------------------------
Consumer Price Index                            1.33       2.54      2.12       2.49       2.43         2.47
---------------------------------------------------------------------------------------------------------------


* Annualized returns. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. See page 48 for index descriptions.

                                    [GRAPHIC]
                             CORE EQUITY PORTFOLIO

OBJECTIVE: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.


COMPARISON OF CHANGE IN VALUE OF $10,000

 [The following table was represented as a line graph in the printed material.]

                           CORE EQUITY
                           PORTFOLIO -             S&P 500             CONSUMER
                         ORIGINAL SHARES            INDEX            PRICE INDEX
--------------------------------------------------------------------------------
"Incep." 5/10/94              10,000                10,000              10,000
    3/31/1995                 11,787                11,512              10,237
    3/31/1996                 16,341                15,204              10,563
    3/31/1997                 19,263                18,219              10,855
    3/31/1998                 28,826                26,964              11,004
    3/31/1999                 31,318                31,941              11,194
    3/31/2000                 41,358                37,671              11,615
    3/31/2001                 32,374                29,503              11,954
    3/31/2002                 32,447                29,575              12,130
    3/31/2003                 24,331                22,252              12,497
    3/31/2004                 32,287                30,067              12,714
    9/30/2004                 32,055                30,013              12,883


TOTAL RETURNS

                                                                                                       Since
for Periods Ending September 30, 2004         6 Months   1 Year    3 Years*   5 Years*   10 Years*   Inception*
---------------------------------------------------------------------------------------------------------------
Core Equity - Original Shares
Inception Date 5/10/94                         (0.72)%    11.69%    3.55%        0.09%    11.78%       11.85%
---------------------------------------------------------------------------------------------------------------
Core Equity - Institutional Shares
Inception Date 5/10/94                         (0.58)     12.01     3.81         0.35     12.03        12.10
---------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)                               (0.18)     13.87     4.05        (1.31)    11.08        11.15
---------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index                          (0.43)     13.90     4.69        (0.66)    11.07        11.13
---------------------------------------------------------------------------------------------------------------
Consumer Price Index                            1.33       2.54     2.12         2.49      2.43         2.47
---------------------------------------------------------------------------------------------------------------


* Annualized returns. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. See page 48 for index descriptions.

                                    [GRAPHIC]
                            GROWTH EQUITY PORTFOLIO

OBJECTIVE: The Growth Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in the common stock of U.S. growth companies.


COMPARISON OF CHANGE IN VALUE OF $10,000

 [The following table was represented as a line graph in the printed material.]

                          GROWTH EQUITY          RUSSELL 1000          CONSUMER
                            PORTFOLIO            GROWTH INDEX        PRICE INDEX
--------------------------------------------------------------------------------
06/15/2000 (incep)            10,000                10,000              10,000
    3/31/2001                  5,772                 5,936              10,247
    3/31/2002                  5,764                 5,817              10,398
    3/31/2003                  4,392                 4,260              10,712
    3/31/2004                  5,932                 5,631              10,899
    9/30/2004                  5,808                 5,441              11,044


TOTAL RETURNS

                                                                                Since
for Periods Ending September 30, 2004         6 Months   1 Year    3 Years*   Inception*
----------------------------------------------------------------------------------------
Growth Equity
Inception Date 6/15/00                         (2.09)%     8.68%     5.09%      (11.88)%
----------------------------------------------------------------------------------------
Russell 1000(R) Growth Index                   (3.39)      7.51      1.61       (13.21)
----------------------------------------------------------------------------------------
S&P 500 Index                                  (0.18)     13.87      4.05        (5.13)
----------------------------------------------------------------------------------------
Consumer Price Index                            1.33       2.54      2.12         2.34
----------------------------------------------------------------------------------------


*Annualized returns.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. See page 48 for index descriptions.

                                    [GRAPHIC]
                               BALANCED PORTFOLIO

OBJECTIVE: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies; investment-grade, intermediate-term debt securities; and cash equivalent securities.


COMPARISON OF CHANGE IN VALUE OF $10,000

 [The following table was represented as a line graph in the printed material.]

                             BALANCED
                           PORTFOLIO -             CONSUMER            BALANCED
                         ORIGINAL SHARES          PRICE INDEX           INDEX
--------------------------------------------------------------------------------
"Incep." 5/10/94              10,000                10,000              10,000
    3/31/1995                 11,222                10,237              11,128
    3/31/1996                 14,092                10,563              13,624
    3/31/1997                 15,760                10,855              15,503
    3/31/1998                 21,209                11,004              20,372
    3/31/1999                 22,741                11,194              23,246
    3/31/2000                 27,196                11,615              25,988
    3/31/2001                 24,102                11,954              23,529
    3/31/2002                 24,509                12,130              24,115
    3/31/2003                 21,863                12,497              21,299
    3/31/2004                 26,400                12,714              26,044
    9/30/2004                 26,210                12,883              26,042


TOTAL RETURNS

                                                                                                       Since
for Periods Ending September 30, 2004         6 Months   1 Year    3 Years*   5 Years*   10 Years*   Inception*
---------------------------------------------------------------------------------------------------------------
Balanced - Original Shares
Inception Date 5/10/94                         (0.72)%     7.45%     4.60%       2.61%      9.77%       9.71%
---------------------------------------------------------------------------------------------------------------
Balanced - Institutional Shares
Inception Date 5/10/94                         (0.59)      7.75      4.87        2.88      10.02        9.96
---------------------------------------------------------------------------------------------------------------
Balanced Index                                 (0.01)      9.28      4.80        2.18       9.66        9.64
---------------------------------------------------------------------------------------------------------------
S&P 500 Index                                  (0.18)     13.87      4.05       (1.31)     11.08       11.15
---------------------------------------------------------------------------------------------------------------
Lehman Intermediate Bond Index+                 0.11       2.65      5.55        7.12       7.09        6.99
---------------------------------------------------------------------------------------------------------------
Consumer Price Index                            1.33       2.54      2.12        2.49       2.43        2.47
---------------------------------------------------------------------------------------------------------------

+ Lehman U.S. Government/Credit Intermediate Bond Index


* Annualized returns. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. Investment performance reflects fee reductions and/or recoupment. In the absence of such reductions, total returns would be reduced. In the absence of recoupment, total returns would be greater. See page 48 for index descriptions.

                                   [GRAPHIC]
                      INTERMEDIATE FIXED INCOME PORTFOLIO

OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment-grade, intermediate-term debt-securities providing current income. The Portfolio does not use risky derivative instruments.


COMPARISON OF CHANGE IN VALUE OF $10,000

 [The following table was represented as a line graph in the printed material.]

                                                 LEHMAN U.S.
                           INTERMEDIATE       GOVERNMENT/CREDIT
                           FIXED INCOME         INTERMEDIATE           CONSUMER
                             PORTFOLIO           BOND INDEX          PRICE INDEX
--------------------------------------------------------------------------------
"Incep." 5/10/94              10,000                10,000              10,000
    3/31/1995                 10,492                10,606              10,237
    3/31/1996                 11,422                11,622              10,563
    3/31/1997                 11,804                12,180              10,855
    3/31/1998                 12,880                13,357              11,004
    3/31/1999                 13,716                14,234              11,194
    3/31/2000                 13,976                14,529              11,615
    3/31/2001                 15,574                16,296              11,954
    3/31/2002                 16,243                17,138              12,130
    3/31/2003                 18,012                19,146              12,497
    3/31/2004                 18,932                20,161              12,714
    9/30/2004                 18,864                20,183              12,883


TOTAL RETURNS

                                                                                                       Since
for Periods Ending September 30, 2004         6 Months   1 Year    3 Years*   5 Years*   10 Years*   Inception*
---------------------------------------------------------------------------------------------------------------
Intermediate Fixed Income
Inception Date 5/10/94                         (0.36)%    2.06%      5.03%      6.47%      6.40%        6.29%
---------------------------------------------------------------------------------------------------------------
Lehman Intermediate Bond Index+                 0.11      2.65       5.55       7.12       7.09         6.99
---------------------------------------------------------------------------------------------------------------
91-Day U.S. Treasury Bill Index                 0.56      1.04       1.41       2.96       4.08         4.09
---------------------------------------------------------------------------------------------------------------
Consumer Price Index                            1.33      2.54       2.12       2.49       2.43         2.47
---------------------------------------------------------------------------------------------------------------

+ Lehman U.S. Govt./Credit Intermediate Bond Index


* Annualized returns.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. See page 48 for index descriptions.

--------------------------------------------------------------------------------
                                 FUND EXPENSES
--------------------------------------------------------------------------------

Rainier Investment Management Mutual Funds
September 30, 2004 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/04 to 9/30/04.

ACTUAL EXPENSES

The information in the tables under the headings "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


SMALL/MID CAP EQUITY PORTFOLIO
Expenses Example

                                                                                 Hypothetical Performance
                                           Actual Performance                  (5% return before expenses)
                                   Original Class   Institutional Class    Original Class   Institutional Class
---------------------------------------------------------------------------------------------------------------
Beginning Account Value (4/1/04)       $1,000             $1,000               $1,000              $1,000

Ending Account Value (9/30/04)           $980               $981               $1,019              $1,020

Expenses Paid during Period*               $6                 $5                   $6                  $5
---------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.26% for Original Class, 1.01% for Institutional Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

CORE EQUITY PORTFOLIO
Expenses Example

                                                                                 Hypothetical Performance
                                           Actual Performance                  (5% return before expenses)
                                   Original Class   Institutional Class    Original Class   Institutional Class
---------------------------------------------------------------------------------------------------------------
Beginning Account Value (4/1/04)       $1,000             $1,000               $1,000              $1,000

Ending Account Value (9/30/04)           $993               $994               $1,019              $1,021

Expenses Paid during Period*               $6                 $5                   $6                  $5
---------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.15% for Original Class, 0.90% for Institutional Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).


GROWTH EQUITY PORTFOLIO
Expenses Example

                                                                                 Hypothetical Performance
                                           Actual Performance                  (5% return before expenses)
---------------------------------------------------------------------------------------------------------------
Beginning Account Value (4/1/04)                 $1,000                                   $1,000

Ending Account Value (9/30/04)                     $979                                   $1,019

Expenses Paid during Period*                         $6                                       $6
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).


BALANCED PORTFOLIO
Expenses Example

                                                                                 Hypothetical Performance
                                           Actual Performance                  (5% return before expenses)
                                   Original Class   Institutional Class    Original Class   Institutional Class
---------------------------------------------------------------------------------------------------------------
Beginning Account Value (4/1/04)       $1,000             $1,000               $1,000              $1,000

Ending Account Value (9/30/04)           $993               $994               $1,019              $1,020

Expenses Paid during Period*               $6                 $5                   $6                  $5
---------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Original Class, 0.94% for Institutional Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).


INTERMEDIATE FIXED INCOME PORTFOLIO
Expenses Example

                                                                                 Hypothetical Performance
                                           Actual Performance                  (5% return before expenses)
---------------------------------------------------------------------------------------------------------------
Beginning Account Value (4/1/04)                 $1,000                                   $1,000

Ending Account Value (9/30/04)                     $996                                   $1,022

Expenses Paid during Period*                         $3                                       $3
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

--------------------------------------------------------------------------------
                            SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

                                   [GRAPHIC]
                         SMALL/MID CAP EQUITY PORTFOLIO
                Sector Representation as of 9/30/04 (Unaudited)
                               (% of Net Assets)

 [The following table was represented as a bar graph in the printed material.]

                  Autos and Transportation                   2.8%
                  Consumer Discretionary and Services       19.3%
                  Consumer Staples                           2.7%
                  Energy                                     8.9%
                  Financial Services                        18.7%
                  Health Care                               11.2%
                  Materials and Processing                   9.7%
                  Other                                      0.5%
                  Producer Durables                          8.2%
                  Technology                                12.5%
                  Utilities                                  4.6%

September 30, 2004 (Unaudited)

COMMON STOCKS
(99.1%)                                             SHARES           VALUE
------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (2.8%)
Norfolk Southern Corp.                                 71,250    $   2,118,975
OMI, Corp.                                            181,950        2,914,839
PACCAR, Inc.                                           39,125        2,704,320
Pacer International, Inc.*                            213,275        3,497,710
Top Tankers, Inc.*                                    215,900        3,452,241
                                                                 -------------
TOTAL AUTOS AND TRANSPORTATION                                      14,688,085
                                                                 -------------
CONSUMER DISCRETIONARY AND SERVICES (19.3%)
Activision, Inc.*                                     204,000        2,829,480
Advance Auto Parts, Inc.*                             143,100        4,922,640
aQuantive, Inc.*                                      273,750        2,641,687
Ask Jeeves, Inc.*                                      69,000        2,256,990
Elizabeth Arden, Inc.*                                 70,650        1,487,889
EstEe Lauder Companies, Inc.                           90,900        3,799,620
Getty Images, Inc.*                                   195,450       10,808,385
Helen of Troy Ltd.*                                   102,200        2,781,884
InfoSpace, Inc.*                                      214,700       10,174,633
Jarden Corp.*                                         144,350        5,267,331
Labor Ready, Inc.*                                    521,150        7,306,523
Manpower, Inc.                                         68,400        3,043,116
Michaels Stores, Inc.                                  68,500        4,055,885
MSC Industrial Direct Co., Inc.                       156,850        5,345,448
Neiman Marcus Group, Inc.                             142,200        8,176,500
Nu Skin Enterprises, Inc.                             121,600        2,858,816
Pacific Sunwear of California, Inc.*                  284,400        5,986,620
Regis Corp.                                            95,300        3,832,966
Scientific Games Corp. Cl. A*                         271,865        5,192,621
Sharper Image Corp.*                                  138,650        2,974,042
ValueClick, Inc.*                                     490,550        4,630,792
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY AND SERVICES                          100,373,868
                                                                 -------------
CONSUMER STAPLES (2.7%)
Smithfield Foods, Inc.*                               301,750        7,543,750
SunOpta, Inc.*                                        799,000        6,216,220
                                                                 -------------
TOTAL CONSUMER STAPLES                                              13,759,970
                                                                 -------------


See accompanying Notes to Financial Statements.

ENERGY (8.9%)
BJ Services Co.                                        92,050    $   4,824,341
Cal Dive International, Inc.*                         192,750        6,865,755
Canadian Natural Resources Ltd.                        52,000        2,071,160
Core Laboratories N.V.*                               124,750        3,067,602
KCS Energy, Inc.*                                     351,100        4,883,801
Newfield Exploration Co.*                              69,100        4,231,684
Noble Energy, Inc.                                     44,000        2,562,560
Peabody Energy Corp.                                   65,050        3,870,475
Transocean, Inc.*                                     104,700        3,746,166
Weatherford International Ltd.*                        84,750        4,323,945
Whiting Petroleum Corp.*                              199,675        6,070,120
                                                                 -------------
TOTAL ENERGY                                                        46,517,609
                                                                 -------------
FINANCIAL SERVICES (18.7%)
ACE Limited                                           125,600        5,031,536
Affiliated Managers Group, Inc.*                      123,075        6,589,436
Arch Capital Group Ltd.*                              149,650        5,827,371
Bear Stearns Companies, Inc. (The)                     34,100        3,279,397
CheckFree Corp.*                                      207,300        5,735,991
CIT Group, Inc.                                       174,150        6,511,468
Commercial Capital Bancorp, Inc.                      191,850        4,353,076
Corporate Office Properties Trust                      91,750        2,350,635
Equity Inns, Inc.                                     280,150        2,767,882
Friedman, Billings, Ramsey Group, Inc.                340,950        6,512,145
General Growth Properties, Inc.                        73,900        2,290,900
Glacier Bancorp, Inc.                                 106,233        3,097,754
Investors Financial Services Corp.                    125,700        5,672,841
Northern Trust Corp.                                  131,400        5,361,120
Redwood Trust, Inc.                                   136,925        8,546,859
Sovereign Bancorp, Inc.                               276,100        6,024,502
Sterling Financial Corp.*                              73,414        2,587,109
W.R. Berkley Corp.                                    154,150        6,498,964
West Coast Bancorp                                     51,250        1,067,538
Zions Bancorp                                         112,200        6,848,688
                                                                 -------------
TOTAL FINANCIAL SERVICES                                            96,955,212
                                                                 -------------
HEALTH CARE (11.2%)
Accredo Health, Inc.*                                  94,550        2,228,544
Advanced Neuromodulation Systems, Inc.*                94,750        2,875,663
American Pharmaceutical Partners, Inc.*               291,361        8,032,823
Andrx Corp.*                                           96,100        2,148,796
ArthroCare Corp.*                                     143,400        4,200,186
Connetics Corp.*                                       89,650        2,422,343
Coventry Health Care, Inc.*                            43,600        2,326,932
Cytyc Corp.*                                          280,300        6,769,245
Dendreon Corp.*                                        80,000          672,800
Express Scripts, Inc.*                                 39,125        2,556,428
Invitrogen Corp.*                                      92,750        5,100,323
Kinetic Concepts, Inc.*                                83,200        4,372,160
Kyphon, Inc.*                                         161,200        3,994,536
Laserscope*                                           159,210        3,227,187
Martek Biosciences Corp.*                              33,750        1,641,600
Wright Medical Group, Inc.*                           106,600        2,677,792
Zoll Medical Corp.*                                    86,800        2,898,252
                                                                 -------------
TOTAL HEALTH CARE                                                   58,145,610
                                                                 -------------
MATERIALS AND PROCESSING (9.7%)
Airgas, Inc.                                          248,750        5,987,413
Georgia Gulf Corp.                                    118,925        5,302,866
Georgia-Pacific Corp.                                 101,100        3,634,545
Inco, Ltd.*                                           162,325        6,338,791
Intertape Polymer Group, Inc.                         164,050        1,253,342
Maverick Tube Corp.*                                   79,350        2,444,773
Phelps Dodge Corp.                                     29,600        2,724,088
Precision Castparts Corp.                             126,450        7,593,322
Smurfit-Stone Container Corp.*                        183,700        3,558,269
Steel Dynamics, Inc.                                  245,900        9,496,658
Ultralife Batteries, Inc.*                            202,725        2,061,713
                                                                 -------------
TOTAL MATERIALS AND PROCESSING                                      50,395,780
                                                                 -------------
OTHER (0.5%)
Eaton Corp.                                            40,500        2,568,105
                                                                 -------------
TOTAL OTHER                                                          2,568,105
                                                                 -------------
PRODUCER DURABLES (8.2%)
Cymer, Inc.*                                            9,250          265,105
Donaldson Co., Inc.                                   157,600        4,474,264
Esterline Technologies Corp.*                          93,700        2,866,283
Hubbell, Inc.                                          54,200        2,429,786
Joy Global, Inc.                                      358,600       12,328,668
Kadant, Inc.*                                          68,050        1,249,398
Nordson Corp.                                         100,021        3,433,721
Photon Dynamics, Inc.*                                 87,950        1,785,385
Rayovac Corp.*                                        149,100        3,928,785
Standard Pacific Corp.                                 56,400        3,179,268
Thomas & Betts Corp.                                  236,350        6,338,907
                                                                 -------------
TOTAL PRODUCER DURABLES                                             42,279,570
                                                                 -------------
TECHNOLOGY (12.5%)
ADTRAN, Inc.                                          208,450        4,727,646
Altera Corp.*                                          98,050        1,918,838
Autodesk, Inc.                                         88,150        4,286,734
Avocent Corp.*                                        114,850        2,989,546
Cognos, Inc.*                                         130,100        4,621,152
F5 Networks, Inc.*                                    192,700        5,869,642
Freescale Semiconductor, Inc.*                         74,350        1,063,205
Hyperion Solutions Corp.*                             151,700        5,156,283


See accompanying Notes to Financial Statements.

Marvell Technology Group Ltd.*                        166,650)   ($  4,354,565
Mercury Interactive Corp.*                            102,700        3,582,176
Microchip Technology, Inc.                            118,337        3,176,165
PMC-Sierra, Inc.*                                     401,100        3,533,691
Radware, Ltd.*                                        108,350        2,383,700
Research in Motion Ltd.*                               53,200        4,061,288
Rockwell Automation, Inc.                             149,650        5,791,455
Silicon Laboratories, Inc.*                           109,050        3,608,465
SupportSoft, Inc.*                                    372,150        3,624,741
                                                                 -------------
TOTAL TECHNOLOGY                                                    64,749,292
                                                                 -------------
UTILITIES (4.6%)
CenturyTel, Inc.                                       67,963        2,327,053
KeySpan Corp.                                          56,225        2,204,020
Kinder Morgan, Inc.                                    76,450        4,802,589
Nextel Partners, Inc.*                                278,250        4,613,385
PPL Corp.                                              26,350        1,243,193
Southwestern Energy Co.*                               56,200        2,359,838
Western Wireless Corp.*                               255,200        6,561,192
                                                                 -------------
TOTAL UTILITIES                                                     24,111,270
                                                                 -------------
TOTAL COMMON STOCKS
(COST $461,551,956)                                              $ 514,544,371
                                                                 -------------

SHORT-TERM INVESTMENTS                            PRINCIPAL
(2.9%)                                              AMOUNT           VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER (2.1%)
American Express
  1.730% 10-01-2004                             $  10,792,000    $  10,792,000
                                                                 -------------
VARIABLE-RATE DEMAND NOTES** (0.8%)
American Family Financial Services
  1.453% 12-31-2031                                 2,047,230        2,047,231
Wisconsin Corp. Central Credit Union
  1.510% 12-31-2031                                 2,223,176        2,223,176
                                                                 -------------
TOTAL VARIABLE-RATE DEMAND NOTES                                     4,270,407
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $15,062,407)                                               $  15,062,407
                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (102.0%)
(COST $476,614,363)                                              $ 529,606,778
                                                                 -------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.0%)                   ($  10,564,363)
                                                                 -------------
NET ASSETS (100.0%)                                              $ 519,042,415
                                                                 =============

*     Non-income producing security.
** The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.


See accompanying Notes to Financial Statements.

                                   [GRAPHIC]
                             CORE EQUITY PORTFOLIO
                Sector Representation as of 9/30/04 (Unaudited)
                               (% of Net Assets)

 [The following table was represented as a bar graph in the printed material.]

                  Consumer Discretionary                10.2%
                  Consumer Staples                       8.9%
                  Energy                                10.6%
                  Financials                            19.4%
                  Health Care                           11.6%
                  Industrials                           14.6%
                  Information Technology                15.7%
                  Materials                              4.4%
                  Telecommunication Services             2.0%
                  Utilities                              1.4%

COMMON STOCKS
(98.8%)                                             SHARES           VALUE
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (10.2%)
Advance Auto Parts, Inc.*                             113,650    $   3,909,560
Best Buy Co., Inc.                                    125,900        6,828,816
Comcast Corp. Cl. A*                                  220,550        6,228,332
eBay, Inc.*                                            51,850        4,767,089
Fox Entertainment Group, Inc.*                        189,100        5,245,634
Gap, Inc.                                             179,750        3,361,325
Getty Images, Inc.*                                    86,500        4,783,450
Hilton Hotels Corp.                                   150,725        2,839,659
Neiman Marcus Group, Inc.                              52,600        3,024,500
Nordstrom, Inc.                                       109,800        4,198,752
Staples, Inc.                                         156,900        4,678,758
Viacom Inc. Cl. B                                      98,450        3,303,982
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                        53,169,857
                                                                 -------------
CONSUMER STAPLES (8.9%)
CVS Corp.                                              67,225        2,832,189
EstEe Lauder Companies, Inc.                          132,600        5,542,680
Gillette Co.                                          168,500        7,033,190
Kellogg Co.                                           121,700        5,191,722
PepsiCo, Inc.                                          67,756        3,296,329
Procter & Gamble Co.                                  147,900        8,004,348
Smithfield Foods, Inc.*                               189,800        4,745,000
Wal-Mart Stores, Inc.                                 184,100        9,794,120
                                                                 -------------
TOTAL CONSUMER STAPLES                                              46,439,578
                                                                 -------------
ENERGY (10.6%)
Anadarko Petroleum Corp.                               72,250        4,794,510
BJ Services Co.                                        68,350        3,582,223
Burlington Resources, Inc.                             97,050        3,959,640
Devon Energy Corp.                                     72,050        5,116,270
Exxon Mobil Corp.                                     263,952       12,756,800
Kinder Morgan, Inc.                                    34,875        2,190,848
Newfield Exploration Co.*                              34,950        2,140,338
Noble Energy, Inc.                                     81,700        4,758,208
Occidental Petroleum Corp.                            119,250        6,669,652
Suncor Energy, Inc.                                    53,300        1,706,133
Transocean, Inc.*                                     101,900        3,645,982
Weatherford International Ltd.*                        77,350        3,946,397
                                                                 -------------
TOTAL ENERGY                                                        55,267,001
                                                                 -------------


See accompanying Notes to Financial Statements.

FINANCIALS (19.4%)
ACE Limited                                            85,850    $   3,439,151
Allstate Corp.                                         96,800        4,645,432
American Express Co.                                  106,700        5,490,782
American International Group, Inc.                    144,007        9,791,036
Bank of America Corp.                                 242,392       10,502,845
CIT Group, Inc.                                        50,650        1,893,803
Citigroup, Inc.                                       300,436       13,255,236
Fannie Mae                                             67,950        4,308,030
Franklin Resources, Inc.                              125,900        7,020,184
Friedman, Billings, Ramsey Group, Inc.                 88,550        1,691,305
Goldman Sachs Group, Inc.                              75,000        6,993,000
J.P. Morgan Chase & Co.                               212,975        8,461,497
Lehman Brothers Holdings, Inc.                         61,600        4,910,752
MBNA Corp.                                            189,950        4,786,740
Prudential Financial, Inc.                             85,850        4,038,384
SouthTrust Corp.                                       74,068        3,085,673
Wells Fargo & Co.                                      83,950        5,005,938
Zions Bancorp                                          30,250        1,846,460
                                                                 -------------
TOTAL FINANCIALS                                                   101,166,248
                                                                 -------------
HEALTH CARE (11.6%)
Aetna, Inc.                                            41,200        4,117,116
Amgen, Inc.*                                          130,625        7,403,825
Andrx Corp.*                                           80,900        1,808,924
Boston Scientific Corp.*                               93,750        3,724,687
Eli Lilly & Co.                                       113,400        6,809,670
Forest Laboratories, Inc.*                             68,850        3,096,873
Gilead Sciences, Inc.*                                156,700        5,857,446
Invitrogen Corp.*                                      43,000        2,364,570
Johnson & Johnson                                      75,527        4,254,436
Medtronic, Inc.                                        91,725        4,760,528
Novartis AG ADR                                       133,250        6,218,778
Pfizer, Inc.                                          278,500        8,522,100
Teva Pharmaceutical Industries Ltd.                    53,900        1,398,705
                                                                 -------------
TOTAL HEALTH CARE                                                   60,337,658
                                                                 -------------
INDUSTRIALS (14.6%)
3M Co.                                                 71,900        5,749,843
Boeing Co.                                            130,375        6,729,958
Deere & Co.                                            98,100        6,332,355
Eaton Corp.                                           113,400        7,190,694
General Electric Co.                                  592,874       19,908,709
Illinois Tool Works, Inc.                              61,650        5,743,931
L-3 Communications Holdings, Inc.                      43,600        2,921,200
Norfolk Southern Corp.                                147,750        4,394,085
PACCAR, Inc.                                           20,350        1,406,592
Rockwell Automation, Inc.                              84,175        3,257,573
Tsakos Energy Navigation Ltd.                          44,150        1,551,872
Tyco International Ltd.                               154,450        4,735,437
United Technologies Corp.                              65,725        6,137,401
                                                                 -------------
TOTAL INDUSTRIALS                                                   76,059,650
                                                                 -------------
INFORMATION TECHNOLOGY (15.7%)
Affiliated Computer Services, Inc.*                    32,075        1,785,615
Agilent Technologies, Inc.*                           145,850        3,145,985
Altera Corp.*                                         120,000        2,348,400
Cisco Systems, Inc.*                                  460,685        8,338,399
Corning, Inc.*                                        360,950        3,999,326
Dell, Inc.*                                           169,825        6,045,770
EMC Corp.*                                            323,100        3,728,574
Ericsson Tel, ADR                                      84,000        2,624,160
InfoSpace, Inc.*                                       33,950        1,608,890
Intel Corp.                                           262,764        5,271,046
Marvell Technology Group Ltd.*                        137,750        3,599,408
Maxim Integrated Products, Inc.                        65,375        2,764,709
Mercury Interactive Corp.*                             68,600        2,392,768
Microsoft Corp.                                       537,386       14,858,723
Research in Motion Ltd.*                               27,350        2,087,899
SAP AG ADR                                            205,250        7,994,488
Silicon Laboratories, Inc.*                            68,200        2,256,738
Symantec Corp.*                                        88,700        4,867,856
Texas Instruments, Inc.                                82,075        1,746,556
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                        81,465,310
                                                                 -------------
MATERIALS (4.4%)
Alcan Aluminium, Ltd.                                  75,800        3,623,240
Dow Chemical Co.                                       59,100        2,670,138
Georgia-Pacific Corp.                                 114,300        4,109,085
Inco, Ltd.*                                            52,300        2,042,315
Nucor Corp.                                            32,800        2,996,936
Peabody Energy Corp.                                   28,850        1,716,575
Phelps Dodge Corp.                                     29,100        2,678,073
Praxair, Inc.                                          67,250        2,874,265
                                                                 -------------
TOTAL MATERIALS                                                     22,710,627
                                                                 -------------
TELECOMMUNICATION SERVICES (2.0%)
America Movil S.A. de C.V. ADR                        119,350        4,658,230
Nextel Communications, Inc.*                          136,100        3,244,624
Verizon Communications, Inc.                           63,173        2,487,753
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                    10,390,607
                                                                 -------------


See accompanying Notes to Financial Statements.

UTILITIES (1.4%)
Exelon Corp.                                          138,900    $   5,096,241
KeySpan Corp.                                          53,000        2,077,600
                                                                 -------------
TOTAL UTILITIES                                                      7,173,841
                                                                 -------------
TOTAL COMMON STOCKS
(COST $460,000,756)                                              $ 514,180,377
                                                                 -------------

SHORT-TERM INVESTMENTS                            PRINCIPAL
(0.2%)                                              AMOUNT           VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER (0.1%)
American Express
  1.730% 10-01-2004                                   800,000    $     800,000
                                                                 -------------
VARIABLE-RATE DEMAND NOTES** (0.1%)
American Family Financial Services
  1.453% 12-31-2031                                    16,842           16,842
Wisconsin Corp. Central Credit Union
  1.510% 12-31-2031                                   340,000          340,000
                                                                 -------------
TOTAL VARIABLE-RATE DEMAND NOTES                                       356,842
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,156,842)                                                $   1,156,842
                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (99.0%)
(COST $461,157,598)                                              $ 515,337,219
                                                                 -------------
OTHER ASSETS LESS LIABILITIES (1.0%)                             $   5,182,150
                                                                 -------------
NET ASSETS (100.0%)                                              $ 520,519,369
                                                                 =============

*     Non-income producing security.
** The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.


See accompanying Notes to Financial Statements.

                                   [GRAPHIC]
                            GROWTH EQUITY PORTFOLIO
                Sector Representation as of 9/30/04 (Unaudited)
                               (% of Net Assets)

 [The following table was represented as a bar graph in the printed material.]

                  Autos and Transportation               1.2%
                  Consumer Discretionary and Services   23.6%
                  Consumer Staples                       4.1%
                  Energy                                 4.1%
                  Financial Services                    14.0%
                  Health Care                           22.1%
                  Other                                  2.4%
                  Producer Durables                      2.5%
                  Technology                            19.3%
                  Utilities                              5.3%

September 30, 2004 (Unaudited)

COMMON STOCKS
(98.6%)                                             SHARES           VALUE
------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (1.2%)
C.H. Robinson Worldwide, Inc.                           1,500    $      69,585
                                                                 -------------
TOTAL AUTOS AND TRANSPORTATION                                          69,585
                                                                 -------------
CONSUMER DISCRETIONARY AND SERVICES (23.6%)
Amazon.com, Inc.*                                       3,300          134,838
Coach, Inc.*                                            1,800           76,356
DIRECTV Group, Inc.*                                    6,600          116,094
eBay, Inc.*                                             1,450          133,313
Electronic Arts, Inc.*                                  2,200          101,178
Estee Lauder Companies, Inc.                            1,850           77,330
Fastenal Co.                                              900           51,840
Getty Images, Inc.*                                     1,400           77,420
IAC/InterActiveCorp                                       700           15,414
JAMDAT Mobile, Inc.*                                    3,800           87,666
Nike, Inc.                                              1,200           94,560
Starbucks Corp.*                                        2,600          118,196
Wal-Mart Stores, Inc.                                   1,150           61,180
XM Satellite Radio Holdings, Inc.*                      1,100           34,122
Yahoo! Inc.*                                            3,950          133,945
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY AND SERVICES                            1,313,452
                                                                 -------------
CONSUMER STAPLES (4.1%)
PepsiCo, Inc.                                           1,400           68,110
Procter & Gamble Co.                                    1,400           75,768
Sysco Corp.                                               850           25,432
Whole Foods Market, Inc.                                  700           60,053
                                                                 -------------
TOTAL CONSUMER STAPLES                                                 229,363
                                                                 -------------
ENERGY (4.1%)
Anadarko Petroleum Corp.                                1,200           79,632
BJ Services Co.                                         2,050          107,440
Weatherford International Ltd.*                           800           40,816
                                                                 -------------
TOTAL ENERGY                                                           227,888
                                                                 -------------


See accompanying Notes to Financial Statements.

FINANCIAL SERVICES (14.0%)
American Express Co.                                    1,900    $      97,774
American International Group, Inc.                      1,400           95,186
Citigroup, Inc.                                         2,550          112,506
First Data Corp.                                        1,600           69,600
Franklin Resources, Inc.                                1,000           55,760
Goldman Sachs Group, Inc.                               1,050           97,902
Legg Mason, Inc.                                        2,100          111,867
Moody's Corp.                                           1,900          139,175
                                                                 -------------
TOTAL FINANCIAL SERVICES                                               779,770
                                                                 -------------
HEALTH CARE (22.1%)
Alcon, Inc.                                             1,000           80,200
American Pharmaceutical Partners, Inc.*                 1,400           38,598
Amgen, Inc.*                                            1,350           76,518
Boston Scientific Corp.*                                2,100           83,433
Eli Lilly & Co.                                         1,000           60,050
Genentech, Inc.*                                        1,550           81,251
Gilead Sciences, Inc.*                                  3,000          112,140
Guidant Corp.                                             800           52,832
Novartis AG ADR                                         3,300          154,011
Pfizer, Inc.                                            4,050          123,930
UnitedHealth Group, Inc.                                2,700          199,098
Wright Medical Group, Inc.*                             2,300           57,776
Zimmer Holdings, Inc.*                                  1,450          114,608
                                                                 -------------
TOTAL HEALTH CARE                                                    1,234,445
                                                                 -------------
OTHER (2.4%)
3M Co.                                                    800           63,976
General Electric Co.                                    2,000           67,160
                                                                 -------------
TOTAL OTHER                                                            131,136
                                                                 -------------
PRODUCER DURABLES (2.5%)
Boeing Co.                                                800           41,296
Danaher Corp.                                           1,900           97,432
                                                                 -------------
TOTAL PRODUCER DURABLES                                                138,728
                                                                 -------------
TECHNOLOGY (19.3%)
ADTRAN, Inc.                                            2,100           47,628
Cisco Systems, Inc.*                                    7,000          126,700
Dell, Inc.*                                             2,750           97,900
Intel Corp.                                             2,500           50,150
Juniper Networks, Inc.*                                 2,700           63,720
Marvell Technology Group Ltd.*                          3,800           99,294
Mercury Interactive Corp.*                              1,600           55,808
Microsoft Corp.                                         4,800          132,720
Network Appliance, Inc.*                                2,700           62,100
QUALCOMM, Inc.                                          2,800          109,312
Research in Motion Ltd.*                                1,050           80,157
Symantec Corp.*                                         1,400           76,832
Zebra Technologies Corp.*                               1,200           73,212
                                                                 -------------
TOTAL TECHNOLOGY                                                     1,075,533
                                                                 -------------
UTILITIES (5.3%)
America Movil S.A. de C.V. ADR                          2,700          105,381
Comcast Corp. Cl. A*                                    3,350           94,604
Nextel Communications, Inc.*                            4,050           96,552
                                                                 -------------
TOTAL UTILITIES                                                        296,537
                                                                 -------------
TOTAL COMMON STOCKS
(COST $4,743,173)                                                $   5,496,437
                                                                 -------------

SHORT-TERM INVESTMENTS                            PRINCIPAL
(2.0%)                                              AMOUNT           VALUE
------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTE** (2.0%)
American Family Demand Note
  1.453% 12-31-2031                             $      94,911    $      94,911
Wisconsin Corp. Central Credit Union
  1.510% 12-31-2031                                    13,976           13,976
                                                                 -------------
TOTAL VARIABLE-RATE DEMAND NOTE                                  $     108,887
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $108,887)                                                  $     108,887
                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (100.6%)
(COST $4,852,060)                                                $   5,605,324
                                                                 -------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)                    $     (31,684)
                                                                 -------------
NET ASSETS (100.0%)                                              $   5,573,640
                                                                 =============

*     Non-income producing security.
** Variable-rate securities are subject to a demand feature, which reduces the remaining maturity.


See accompanying Notes to Financial Statements.

                                   [GRAPHIC]
                               BALANCED PORTFOLIO
                   Asset Allocation as of 9/30/04 (Unaudited)
                               (% of Net Assets)

 [The following table was represented as a pie chart in the printed material.]

                  Equities                                63%
                  Fixed Income                            36%
                  Cash and Equivalents                     1%

September 30, 2004 (Unaudited)

DEBT SECURITIES                                   PRINCIPAL
(35.7%)                                             AMOUNT           VALUE
------------------------------------------------------------------------------
CORPORATE BONDS (24.5%)
FINANCIALS (1.3%)
Bank of America Corp.
  6.625% 10-15-2007                             $   1,500,000    $   1,637,217
                                                                 -------------
TOTAL FINANCIALS                                                     1,637,217
                                                                 -------------
FINANCE (19.5%)
AFLAC, Inc.
  6.500% 04-15-2009                                   700,000          771,743
Allstate Corp.
  4.500% 05-29-2009                                   625,000          641,063
American Express Credit Corp.
  3.000% 05-16-2008                                 1,750,000        1,721,521
Citigroup, Inc.
  4.250% 07-29-2009                                 1,750,000        1,781,757
Countrywide Home Loans
  5.625% 05-15-2007                                 2,000,000        2,110,196
General Electric Capital Corp.
  3.125% 04-01-2009                                 2,250,000        2,194,628
Goldman Sachs Group, Inc.
  5.700% 09-01-2012                                 2,000,000        2,116,722
Hartford Life, Inc.
  7.100% 06-15-2007                                   780,000          855,250
Household Finance Corp.
  5.750% 01-30-2007                                 1,500,000        1,586,338
International Lease Finance Corp.
  5.625% 06-01-2007                                 2,000,000        2,114,158
Merrill Lynch & Co., Inc.
  5.360% 02-01-2007                                 1,700,000        1,781,658
MGIC Investment Corp.
  6.000% 03-15-2007                                   225,000          239,019
Morgan Stanley Dean Witter & Co.
  4.250% 05-15-2010                                 1,650,000        1,660,565
Protective Life Secured Trust
  3.700% 11-24-2008                                 1,000,000        1,003,259
Reliastar Financial Corp.
  6.500% 11-15-2008                                 1,850,000        2,019,234
SLM Corp.
  1.390% 07-25-2007                                 1,000,000        1,002,701
  4.000% 01-15-2009                                   650,000          652,113
                                                                 -------------
TOTAL FINANCE                                                       24,251,925
                                                                 -------------


See accompanying Notes to Financial Statements.

INDUSTRIALS (3.7%)
Caterpillar Finance Service Corp.
  2.500% 10-03-2006                                   500,000    $     494,936
Ford Motor Credit Co.
  6.875% 02-01-2006                                 1,600,000        1,674,806
General Motors Acceptance Corp.
  6.125% 02-01-2007                                 1,000,000        1,051,257
United Health Group, Inc.
  3.300% 01-30-2008                                 1,000,000          994,335
Wyeth
  5.500% 02-01-2014                                   350,000          355,712
                                                                 -------------
TOTAL INDUSTRIALS                                                    4,571,046
                                                                 -------------
TOTAL CORPORATE BONDS
(COST $30,080,269)                                               $  30,460,188
                                                                 -------------
U.S. GOVERNMENT AGENCY (7.0%)
Federal Home Loan Bank
  4.875% 02-15-2007                                 1,500,000        1,562,382
  4.750% 08-13-2010                                   800,000          830,255
                                                                 -------------
                                                                     2,392,637
                                                                 -------------
Federal Home Loan Mortgage Corp.
  5.500% 07-15-2006                                 2,000,000        2,096,598
  4.260% 07-19-2007                                 1,000,000        1,024,945
                                                                 -------------
                                                                     3,121,543
                                                                 -------------
Federal National Mortgage Association
  5.375% 11-15-2011                                 2,500,000        2,672,170
  4.375% 03-15-2013                                   500,000          498,116
                                                                 -------------
                                                                     3,170,286
                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCY
(COST $8,697,473)                                                $   8,684,466
                                                                 -------------
U.S. TREASURY NOTES (4.2%)
  5.625% 05-15-2008                                 2,000,000        2,175,548
  6.000% 08-15-2009                                 1,225,000        1,369,800
  6.125% 08-15-2007                                 1,475,000        1,607,692

TOTAL U.S. TREASURY NOTES
(COST $4,871,005)                                                $   5,153,040
                                                                 -------------
TOTAL DEBT SECURITIES
(COST $43,648,747)                                               $  44,297,694
                                                                 -------------

COMMON STOCKS
(63.1%)                                             SHARES           VALUE
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (6.5%)
Advance Auto Parts, Inc.*                              17,700    $     608,880
Best Buy Co., Inc.                                     19,550        1,060,392
Comcast Corp. Cl. A*                                   34,050          961,572
eBay, Inc.*                                             8,150          749,311
Fox Entertainment Group, Inc.*                         27,250          755,915
Gap, Inc.                                              28,600          534,820
Getty Images, Inc.*                                    13,200          729,960
Hilton Hotels Corp.                                    20,700          389,988
Neiman Marcus Group, Inc.                               7,000          402,500
Nordstrom, Inc.                                        15,950          609,928
Staples, Inc.                                          23,700          706,734
Viacom Inc. Cl. B                                      15,225          510,951
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         8,020,951
                                                                 -------------
CONSUMER STAPLES (5.8%)
CVS Corp.                                              11,375          479,229
Estee Lauder Companies, Inc.                           19,450          813,010
Gillette Co.                                           26,075        1,088,370
Kellogg Co.                                            17,200          733,752
PepsiCo, Inc.                                          10,524          511,993
Procter & Gamble Co.                                   23,500        1,271,820
Smithfield Foods, Inc.*                                29,250          731,250
Wal-Mart Stores, Inc.                                  28,350        1,508,220
                                                                 -------------
TOTAL CONSUMER STAPLES                                               7,137,644
                                                                 -------------
ENERGY (6.7%)
Anadarko Petroleum Corp.                               10,725          711,711
BJ Services Co.                                        11,300          592,233
Burlington Resources, Inc.                             14,250          581,400
Devon Energy Corp.                                     12,200          866,322
Exxon Mobil Corp.                                      40,706        1,967,321
Kinder Morgan, Inc.                                     4,550          285,831
Newfield Exploration Co.*                               4,675          286,297
Noble Energy, Inc.                                     12,600          733,824
Occidental Petroleum Corp.                             18,500        1,034,705
Suncor Energy, Inc.                                     8,250          264,082
Transocean, Inc.*                                      14,850          531,333
Weatherford International Ltd.*                        10,000          510,200
                                                                 -------------
TOTAL ENERGY                                                         8,365,259
                                                                 -------------
FINANCIALS (12.4%)
ACE Limited                                            13,450          538,807
Allstate Corp.                                         15,350          736,646
American Express                                       16,950          872,247
American International Group, Inc.                     22,288        1,515,361
Bank of America Corp.                                  36,602        1,585,965
CIT Group, Inc.                                         7,050          263,599
Citigroup, Inc.                                        46,297        2,042,624
Fannie Mae                                             10,550          668,870
Franklin Resources, Inc.                               19,425        1,083,138


See accompanying Notes to Financial Statements.

Friedman, Billings, Ramsey Group, Inc.                 13,950    $     266,445
Goldman Sachs Group, Inc.                              11,550        1,076,922
J.P. Morgan Chase & Co.                                33,375        1,325,989
Lehman Brothers Holdings, Inc.                          9,500          757,340
MBNA Corp.                                             29,750          749,700
Prudential Financial, Inc.                             13,000          611,520
SouthTrust Corp.                                        7,200          299,952
Wells Fargo & Co.                                      13,025          776,681
Zions Bancorp                                           4,150          253,316
                                                                 -------------
TOTAL FINANCIALS                                                    15,425,122
                                                                 -------------
HEALTH CARE (7.3%)
Aetna, Inc.                                             6,250          624,562
Amgen, Inc.*                                           19,850        1,125,098
Andrx Corp.*                                           12,000          268,320
Boston Scientific Corp.*                               14,500          576,085
Eli Lilly & Co.                                        17,875        1,073,394
Forest Laboratories, Inc.*                             11,000          494,780
Gilead Sciences, Inc.*                                 23,600          882,168
Invitrogen Corp.*                                       1,950          107,230
Johnson & Johnson                                      11,675          657,653
Medtronic, Inc.                                        14,050          729,195
Novartis AG ADR                                        20,500          956,735
Pfizer, Inc.                                           44,950        1,375,470
Teva Pharmaceutical Industries Ltd.                     7,600          197,220
                                                                 -------------
TOTAL HEALTH CARE                                                    9,067,910
                                                                 -------------
INDUSTRIALS (9.5%)
3M Co.                                                 11,050          883,668
Boeing Co.                                             20,100        1,037,562
Deere & Co.                                            15,150          977,933
Eaton Corp.                                            17,150        1,087,482
General Electric Co.                                   92,000        3,089,360
Illinois Tool Works, Inc.                               9,500          885,115
L-3 Communications Holdings, Inc.                       6,675          447,225
Norfolk Southern Corp.                                 23,250          691,455
PACCAR, Inc.                                            2,875          198,720
Rockwell Automation, Inc.                              12,800          495,360
Tsakos Energy Navigation Ltd.                           7,650          268,897
Tyco International Ltd.                                23,800          729,708
United Technologies Corp.                              10,375          968,817
                                                                 -------------
TOTAL INDUSTRIALS                                                   11,761,302
                                                                 -------------
INFORMATION TECHNOLOGY (10.2%)
Affiliated Computer Services, Inc.*                     4,775          265,824
Agilent Technologies, Inc.*                            22,500          485,325
Altera Corp.*                                          13,850          271,044
Cisco Systems, Inc.*                                   72,291        1,308,467
Corning, Inc.*                                         55,550          615,494
Dell, Inc.*                                            30,500        1,085,800
EMC Corp.*                                             50,100          578,154
Ericsson Tel, ADR                                      13,350          417,054
InfoSpace, Inc.*                                        7,025          332,915
Intel Corp.                                            40,650          815,439
Marvell Technology Group, Ltd.*                        21,050          550,037
Maxim Integrated Products, Inc.                         9,975          421,843
Mercury Interactive Corp.*                             10,600          369,728
Microsoft Corp.                                        83,200        2,300,480
Research in Motion Ltd.*                                4,050          309,177
SAP AG ADR                                             31,150        1,213,293
Silicon Laboratories, Inc.*                            10,250          339,172
Symantec Corp.*                                        11,600          636,608
Texas Instruments, Inc.                                12,800          272,384
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                        12,588,238
                                                                 -------------
MATERIALS (2.5%)
Alcan Aluminium, Ltd.                                  10,450          499,510
Dow Chemical Co.                                        9,050          408,879
Georgia-Pacific Corp.                                  17,150          616,543
Inco, Ltd.*                                             4,800          187,440
Nucor Corp.                                             5,100          465,987
Peabody Energy Corp.                                    2,800          166,600
Phelps  Dodge Corp.                                     3,650          335,910
Praxair, Inc.                                          10,450          446,633
                                                                 -------------
TOTAL MATERIALS                                                      3,127,502
                                                                 -------------
TELECOMMUNICATION SERVICES (1.3%)
America Movil S.A. de C.V. ADR                         18,500          722,055
Nextel Communications, Inc.*                           21,100          503,024
Verizon Communications, Inc.                            9,941          391,477
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                     1,616,556
                                                                 -------------
UTILITIES (0.9%)
Exelon Corp.                                           22,100          810,849
KeySpan Corp.                                           8,450          331,240
                                                                 -------------
Total Utilities                                                      1,142,089
                                                                 -------------

TOTAL COMMON STOCKS
(COST $67,463,657)                                               $  78,252,573
                                                                 -------------


See accompanying Notes to Financial Statements.

SHORT-TERM INVESTMENTS                            PRINCIPAL
(0.2%)                                              AMOUNT           VALUE
------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (0.2%)
American Family Financial Services
  1.453% 12-31-2031                             $      27,012       $   27,012
Wisconsin Corp. Central Credit Union
  1.510% 12-31-2031                                   200,000          200,000
                                                                 -------------
TOTAL VARIABLE-RATE DEMAND NOTES                                 $     227,012
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $227,012)                                                  $     227,012
                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (99.0%)
(COST $111,339,416)                                              $ 122,777,279
                                                                 -------------
OTHER ASSETS LESS LIABILITIES (1.0%)                             $   1,291,620
                                                                 -------------
NET ASSETS (100.0%)                                              $ 124,068,899
                                                                 =============

*     Non-income producing security.
** Variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

                                   [GRAPHIC]
                      INTERMEDIATE FIXED INCOME PORTFOLIO
                Sector Representation as of 9/30/04 (Unaudited)
                               (% of Net Assets)

 [The following table was represented as a pie chart in the printed material.]

                  Corporate Bonds                       66.5%
                  Asset-Backed Securities                0.9%
                  U.S. Government Agency                16.0%
                  U.S. Treasury Notes                   15.3%

September 30, 2004 (Unaudited)

DEBT SECURITIES                                   PRINCIPAL
(98.7%)                                             AMOUNT           VALUE
------------------------------------------------------------------------------
CORPORATE BONDS (66.5%)
FINANCIAL (4.8%)
Bank of America Corp.
  3.250% 08-15-2008                                   900,000    $     889,046
Bank One Corp.
  6.000% 08-01-2008                                   500,000          541,488
Chubb Corp.
  6.150% 08-15-2005                                 1,250,000        1,285,289
                                                                 -------------
TOTAL FINANCIAL                                                      2,715,823
                                                                 -------------
FINANCE (50.7%)
AFLAC, Inc.
  6.500% 04-15-2009                                   900,000          992,241
Allstate Corp.
  4.500% 05-29-2009                                   625,000          641,063
American Express Credit Corp.
  3.000% 05-16-2008                                 2,000,000        1,967,452
Citigroup, Inc.
  5.625% 08-27-2012                                 1,100,000        1,177,609
Commercial Credit TRV
  6.750% 07-01-2007                                 1,430,000        1,556,369
Countrywide Home Loans
  5.625% 05-15-2007                                 2,500,000        2,637,745
General Electric Capital Corp.
  5.375% 03-15-2007                                 1,600,000        1,684,880
  4.250% 12-01-2010                                 1,000,000        1,005,124
Goldman Sachs Group, Inc.
  5.700% 09-01-2012                                 2,400,000        2,540,066
Household Finance Corp.
  5.750% 01-30-2007                                 1,500,000        1,586,339
International Lease Finance Corp.
  5.625% 06-01-2007                                   575,000          607,820
  4.750% 02-15-2008                                 1,800,000        1,874,887
Merrill Lynch & Co., Inc.
  5.360% 02-01-2007                                 1,925,000        2,017,465
MGIC Investment Corp.
  6.000% 03-15-2007                                   750,000          796,729
Morgan Stanley Dean Witter & Co.
  4.250% 05-15-2010                                 2,500,000        2,516,008
Protective Life Secured Trust
  3.700% 11-24-2008                                 1,250,000        1,254,074
Reliastar Financial Corp.
  6.500% 11-15-2008                                 2,000,000        2,182,956
SLM Corp.
  4.000% 01-15-2009                                   650,000          652,113
  1.390% 07-25-2007                                 1,250,000        1,253,376
                                                                 -------------
TOTAL FINANCE                                                       28,944,316
                                                                 -------------


See accompanying Notes to Financial Statements.

INDUSTRIALS (11.0%)
Caterpillar Finance Service Corp.
  2.500% 10-03-2006                                   500,000    $     494,936
Deluxe Corp.
  5.125% 10-01-2014                                   650,000          642,500
First Data Corp.
  3.375% 08-01-2008                                   500,000          496,022
Ford Motor Credit Co.
  6.875% 02-01-2006                                 1,750,000        1,831,820
General Motors Acceptance Corp.
  6.125% 02-01-2007                                 1,000,000        1,051,257
UnitedHealth Group, Inc.
  3.300% 01-30-2008                                 1,275,000        1,267,777
Wyeth
  5.500% 02-01-2014                                   500,000          508,160
                                                                 -------------
TOTAL INDUSTRIALS                                                    6,292,472
                                                                 -------------
TOTAL CORPORATE BONDS
(COST $37,578,767)                                               $  37,952,611
                                                                 -------------
ASSET-BACKED SECURITIES (0.9%)
MBNA Credit Card Master Note
  2.700% 09-15-2009                                   500,000          495,137
                                                                 -------------
TOTAL ASSET-BACKED SECURITIES
(COST $495,234)                                                        495,137
                                                                 -------------
U.S. GOVERNMENT AGENCY (16.0%)
Federal Home Loan Bank
  5.000% 01-15-2007                                 1,000,000        1,046,329
  4.875% 02-15-2007                                 1,000,000        1,041,588
  5.750% 05-15-2008                                 1,500,000        1,620,624
  6.125% 03-15-2012                                 1,250,000        1,394,735
                                                                 -------------
                                                                     5,103,276
                                                                 -------------
Federal Home Loan Mortgage Corp.
  6.700% 01-05-2007                                 1,105,000        1,196,338
  4.260% 07-19-2007                                 1,100,000        1,127,440
                                                                 -------------
                                                                     2,323,778
                                                                 -------------
Federal National Mortgage Association
  5.375% 11-15-2011                                 1,625,000        1,736,910
                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCY
(COST $9,079,150)                                                    9,163,964
                                                                 -------------
U.S. TREASURY NOTES (15.3%)
  5.750% 11-15-2005                                 1,750,000        1,818,087
  3.500% 11-15-2006                                   500,000          508,926
  6.625% 05-15-2007                                 1,400,000        1,535,571
  6.000% 08-15-2009                                 1,000,000        1,118,204
  6.125% 08-15-2007                                 2,300,000        2,506,910
  4.250% 08-15-2013                                 1,250,000        1,269,093
                                                                 -------------
TOTAL U.S. TREASURY NOTES
(COST $8,429,301)                                                    8,756,791
                                                                 -------------
TOTAL DEBT SECURITIES
(COST $55,582,452)                                               $  56,368,503
                                                                 -------------

SHORT-TERM INVESTMENTS                            PRINCIPAL
(2.5%)                                              AMOUNT           VALUE
------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES* (2.5%)
American Family Demand
  1.453% 12-31-2031                                   826,983          826,983
Wisconsin Corp. Central Credit Union
  1.510% 12-31-2031                                   579,663          579,663
                                                                 -------------
TOTAL VARIABLE-RATE DEMAND NOTES                                     1,406,646
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,406,646)                                                    1,406,646
                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (101.2%)
(COST $56,989,098)                                                  57,775,149
                                                                 -------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)                   ($     690,841)
                                                                 -------------
NET ASSETS (100.0%)                                              $  57,084,308
                                                                 =============

* Variable-rate securities are subject to a demand feature, which reduces the remaining maturity.


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Rainier Investment Management Mutual Funds
September 30, 2004 (Unaudited)

                                                  SMALL/MID                          GROWTH                          INTERMEDIATE
                                                  CAP EQUITY      CORE EQUITY        EQUITY           BALANCED       FIXED INCOME
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                ---------------------------------------------------------------------------------
ASSETS
Investments in securities, at cost (Note 2)     $ 476,614,363    $ 461,157,598    $   4,852,060    $ 111,339,416    $  56,989,098
                                                =================================================================================

Investments in securities, at value (Note 2)    $ 529,606,778    $ 515,337,219    $   5,605,324    $ 122,777,279    $  57,775,149
Cash                                                       --            6,323              143          600,951               --
Receivables
  Investment securities sold                        2,517,907        5,783,293           91,666          717,101               --
  Dividends and interest                              410,431          383,523            1,270          637,495          637,728
  Fund shares sold                                  1,019,670           79,962            7,003            4,264               --
  Due from Investment Advisor (Note 3)                     --               --              811               --               --
Prepaid expenses                                       49,308           17,067           11,160           17,853           10,060
                                                ---------------------------------------------------------------------------------
    Total assets                                  533,604,094      521,607,387        5,717,377      124,754,943       58,422,937
                                                ---------------------------------------------------------------------------------
LIABILITIES
Payables
  Investment securities purchased                  14,007,380          473,772          126,662          128,352        1,144,491
  Distributions to shareholders                            --               --               --          408,263          148,809
  Due to Investment Advisor (Note 3)                  343,412          320,553               --           67,351           12,063
  Due under Distribution Plan -
  Original Shares (Note 3)                             82,331           76,845            1,129           23,282            4,581
Accrued expenses                                       72,580          125,407            8,508           40,348           17,595
Deferred Trustees Compensation (Note 3)
                                                       55,976           91,441            7,438           18,448           11,090
                                                ---------------------------------------------------------------------------------
    Total liabilities                              14,561,679        1,088,018          143,737          686,044        1,338,629
                                                ---------------------------------------------------------------------------------
NET ASSETS                                      $ 519,042,415    $ 520,519,369    $   5,573,640    $ 124,068,899    $  57,084,308
                                                =================================================================================
COMPONENTS OF NET ASSETS
  Paid-in capital                               $ 441,234,751    $ 506,063,411    $   9,604,924    $ 114,902,797    $  55,972,322
  Accumulated undistributed
  net investment income (loss)                     (1,076,350)       1,212,686          (29,276)         (99,341)           3,732
  Accumulated undistributed net
  realized gain (loss) on investments              25,891,599      (40,936,348)      (4,755,272)      (2,172,420)         322,203
  Net unrealized appreciation
  on investments                                   52,992,415       54,179,620          753,264       11,437,863          786,051
                                                ---------------------------------------------------------------------------------
Net assets                                      $ 519,042,415    $ 520,519,369    $   5,573,640    $ 124,068,899    $  57,084,308
                                                =================================================================================

ORIGINAL SHARES
  Net assets applicable to shares outstanding   $ 413,363,645    $ 369,045,637    $   5,573,640    $ 111,881,768    $  57,084,308
  Shares outstanding                               15,665,166       16,723,758          383,839        6,854,972        4,444,180
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $       26.39    $       22.07    $       14.52    $       16.32    $       12.84
                                                =================================================================================

INSTITUTIONAL SHARES
  Net assets applicable to shares outstanding   $ 105,678,770    $ 151,473,732               --    $  12,187,131               --
  Shares outstanding                                3,982,019        6,845,336               --          743,277               --
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $       26.54    $       22.13               --    $       16.40               --
                                                =================================================================================


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

Rainier Investment Management Mutual Funds
For the six-month period ending September 30, 2004 (Unaudited)

                                                  SMALL/MID                        GROWTH                       INTERMEDIATE
                                                 CAP EQUITY      CORE EQUITY       EQUITY          BALANCED     FIXED INCOME
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                ----------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                     $  1,491,407    $  3,244,254    $     12,146    $    527,930              --
  Interest                                            65,226          39,779             411         939,307       1,056,727
                                                ----------------------------------------------------------------------------
    Total income                                   1,556,633       3,284,033          12,557       1,467,237       1,056,727
                                                ----------------------------------------------------------------------------
EXPENSES
  Investment advisory fees (Note 3)                1,816,061       1,921,219          21,102         458,374         136,305
  Distribution fees  Original shares (Note 3)        433,797         459,598           7,034         149,161          27,261
  Administration fees (Note 3)                       109,220         121,972           6,017          57,810          27,261
  Custodian fees                                      58,473          60,604           4,579          23,356           7,030
  Fund accounting fees                                49,553          58,805           2,221          25,017           8,494
  Reports to shareholders                             23,327          27,049           1,954           5,338           3,460
  Transfer agent fees                                 20,719          23,147           6,040          15,483           7,652
  Registration expense                                23,500          25,044           9,738          17,002          10,412
  Audit fees                                          21,628          26,144           3,392          10,513           6,389
  Trustee fees                                         9,083          13,396           1,533           2,899           1,530
  Legal fees                                           7,762           9,013             102           2,635             945
  Miscellaneous expense                               10,034          18,468             254           5,059           2,317
                                                ----------------------------------------------------------------------------
    Total expenses                                 2,583,157       2,764,459          63,966         772,647         239,056
    Less: fees waived and expenses
    absorbed (Note 3)                                     --              --         (30,484)         (8,543)        (89,119)
                                                ----------------------------------------------------------------------------
    Net expenses                                   2,583,157       2,764,459          33,482         764,104         149,937
                                                ----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      (1,026,524)        519,574         (20,925)        703,133         906,790
                                                ----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments            4,446,172      17,848,044         110,322       1,878,250         (16,069)
Net change in unrealized deppreciation
on investments                                    (8,702,646)    (21,940,369)       (208,855)     (3,679,985)     (1,045,288)
                                                ----------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                           (4,256,474)     (4,092,325)        (98,533)     (1,801,735)     (1,061,357)
                                                ----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 ($ 5,282,998)   ($ 3,572,751)   ($   119,458)   ($ 1,098,602)   ($   154,567)
                                                ============================================================================


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Rainier Investment Management Mutual Funds

                                                SMALL/MID CAP EQUITY PORTFOLIO         CORE EQUITY PORTFOLIO
                                                -----------------------------------------------------------------
                                                  Six months      Fiscal year        Six months      Fiscal year
                                                    ending           ending            ending           ending
                                                Sept. 30, 2004    Mar. 31, 2004    Sept. 30, 2004    Mar. 31, 2004
                                                   Unaudited                         Unaudited
                                                -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                   ($  1,026,524)   ($  1,549,603)   $     519,574    $     693,132
  Net realized gain (loss) on investments            4,446,172       47,756,661       17,848,044       39,525,877
  Net change in unrealized appreciation
  (depreciation) on investments                     (8,702,646)      71,404,565      (21,940,369)      91,664,279
                                                -----------------------------------------------------------------
    Increase (decrease) in net assets
    resulting from operations                       (5,282,998)     117,611,623       (3,572,751)     131,883,288
                                                -----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Original shares                                         --               --               --         (164,673)
    Institutional shares                                    --               --               --         (458,377)
  From net realized gain on investments sold
    Original shares                                         --               --               --               --
    Institutional shares                                    --               --               --               --
                                                -----------------------------------------------------------------
  Decrease in net assets from distributions                 --               --               --         (623,050)
                                                -----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold
    Original shares                                152,981,907      170,757,646       60,884,243       64,340,482
    Institutional shares                            38,606,546       19,601,847       28,675,814       28,643,369
  Proceeds from shares reinvested
    Original shares                                         --               --               --          160,311
    Institutional shares                                    --               --               --          357,604
  Cost of shares redeemed
    Original shares                                (53,537,534)     (88,724,508)     (55,573,422)    (127,026,599)
    Institutional shares                           (11,043,131)     (13,349,668)     (12,488,769)     (18,471,069)
                                                -----------------------------------------------------------------
    Net increase (decrease) from
    capital share transactions                     127,007,788       88,285,317       21,497,866      (51,995,902)
                                                -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              121,724,790      205,896,940       17,925,115       79,264,336

NET ASSETS
Beginning of period                                397,317,625      191,420,685      502,594,254      423,329,918
                                                -----------------------------------------------------------------
End of period                                    $ 519,042,415    $ 397,317,625    $ 520,519,369    $ 502,594,254
                                                =================================================================
Undistributed net investment income (loss)      ($   1,076,350)  ($      49,826)   $   1,212,686    $     693,112
                                                =================================================================
ORIGINAL SHARES
Shares sold                                          5,930,806        7,280,911        2,779,194        3,175,167
Shares issued on reinvestment of distributions              --               --               --            7,558
Shares redeemed                                     (2,098,528)      (3,967,855)      (2,540,376)      (6,342,728)
                                                -----------------------------------------------------------------
    Net increase (decrease)
    in shares outstanding                            3,832,278        3,313,056          238,818       (3,160,003)
                                                =================================================================
INSTITUTIONAL SHARES
Shares sold                                          1,489,860          855,330        1,293,106        1,406,651
Shares issued on reinvestment of distributions              --               --               --           16,852
Shares redeemed                                       (416,506)        (571,476)        (561,677)        (912,683)
                                                -----------------------------------------------------------------
    Net increase in shares outstanding               1,073,354          283,854          731,429          510,820
                                                =================================================================

                                                     GROWTH EQUITY PORTFOLIO              BALANCED PORTFOLIO
                                                 ----------------------------------------------------------------
                                                  Six months       Fiscal year       Six months      Fiscal year
                                                    ending            ending           ending           ending
                                                 Sept.30, 2004     Mar.31, 2004    Sept.30, 2004     Mar.31, 2004
                                                   Unaudited                         Unaudited
                                                 ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                   ($     20,925)   ($     35,926)    $    703,133     $  1,580,192
  Net realized gain (loss) on investments              110,322          486,229        1,878,250        6,426,771
  Net change in unrealized appreciation
  (depreciation) on investments                       (208,855)       1,187,203       (3,679,985)      15,610,418
                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets
    resulting from operations                         (119,458)       1,637,506       (1,098,602)      23,617,381
                                                 ----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Original shares                                         --               --         (708,492)      (1,447,835)
    Institutional shares                                    --               --          (87,952)        (133,924)
  From net realized gain on investments sold
    Original shares                                         --               --               --               --
    Institutional shares                                    --               --               --               --
                                                 ----------------------------------------------------------------
  Decrease in net assets from distributions                 --               --         (796,444)      (1,581,759)
                                                 ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold
    Original shares                                    299,688        1,174,340       10,102,595       30,973,255
    Institutional shares                                    --               --          779,951        2,757,554
  Proceeds from shares reinvested
    Original shares                                         --               --          337,123        1,878,655
    Institutional shares                                    --               --           41,028          169,840
  Cost of shares redeemed
    Original shares                                   (447,334)      (1,602,576)     (24,595,102)     (29,927,329)
    Institutional shares                                    --               --         (103,940)        (161,769)
                                                 ----------------------------------------------------------------
    Net increase (decrease) from
    capital share transactions                        (147,646)        (428,236)     (13,438,345)       5,690,206
                                                 ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (267,104)       1,209,270      (15,333,391)      27,725,828

NET ASSETS
Beginning of period                                  5,840,744        4,631,474      139,402,290      111,676,462
                                                 ----------------------------------------------------------------
End of period                                     $  5,573,640     $  5,840,744     $124,068,899     $139,402,290
                                                 ================================================================
Undistributed net investment income (loss)       ($     29,276)   ($      8,351)   ($     99,341)   ($      6,030)
                                                 ================================================================
ORIGINAL SHARES
Shares sold                                             20,671           89,015          621,024        1,978,818
Shares issued on reinvestment of distributions              --               --           20,456          123,469
Shares redeemed                                        (30,595)        (116,991)      (1,512,317)      (1,900,036)
                                                 ----------------------------------------------------------------
    Net increase (decrease)
    in shares outstanding                               (9,924)         (27,976)        (870,837)         202,251
                                                 ================================================================
INSTITUTIONAL SHARES
Shares sold                                                 --               --           48,214          168,871
Shares issued on reinvestment of distributions              --               --            2,479           11,025
Shares redeemed                                             --               --           (6,397)         (10,645)
                                                 ----------------------------------------------------------------
    Net increase in shares outstanding                      --               --           44,296          169,251
                                                 ================================================================

                                                       Intermediate Fixed
                                                        Income Portfolio
                                                 ------------------------------
                                                   Six months       Fiscal year
                                                     ending           ending
                                                 Sept.30,  2004    Mar.31, 2004
                                                    Unaudited
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                    $    906,790     $  1,696,827
  Net realized gain (loss) on investments              (16,069)         685,999
  Net change in unrealized appreciation
  (depreciation) on investments                     (1,045,288)          59,478
                                                 ------------------------------
    Increase (decrease) in net assets
    resulting from operations                         (154,567)       2,442,304
                                                 ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Original shares                                   (901,536)      (1,698,191)
    Institutional shares                                    --               --
  From net realized gain on investments sold
    Original shares                                         --         (892,090)
    Institutional shares                                    --               --
                                                 ------------------------------
  Decrease in net assets from distributions           (901,536)      (2,590,281)
                                                 ------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold
    Original shares                                  6,846,586       26,431,731
    Institutional shares                                    --               --
  Proceeds from shares reinvested
    Original shares                                    711,161        2,597,983
    Institutional shares                                    --               --
  Cost of shares redeemed
    Original shares                                 (4,699,196)     (15,105,298)
    Institutional shares                                    --               --
                                                 ------------------------------
    Net increase (decrease) from
    capital share transactions                       2,858,551       13,924,416
                                                 ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                1,802,448       13,776,439

NET ASSETS
Beginning of period                                 55,281,860       41,505,421
                                                 ------------------------------
End of period                                     $ 57,084,308     $ 55,281,860
                                                 ==============================
Undistributed net investment income (loss)        $      3,732    ($      1,522)
                                                 ==============================
ORIGINAL SHARES
Shares sold                                            535,808        2,007,082
Shares issued on reinvestment of distributions          55,854          199,496
Shares redeemed                                       (368,887)      (1,151,055)
                                                 ------------------------------
    Net increase (decrease)
    in shares outstanding                              222,775        1,055,523
                                                 ==============================
INSTITUTIONAL SHARES
Shares sold                                                 --               --
Shares issued on reinvestment of distributions              --               --
Shares redeemed
                                                 ------------------------------
    Net increase in shares outstanding                      --               --
                                                 ==============================


See accompanying Notes to Financial Statements.

This page is intentionally left blank.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years (and since inception for the Growth Equity Portfolio). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).


Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                               SMALL/MID CAP EQUITY PORTFOLIO - ORIGINAL SHARES
                                               ------------------------------------------------------------------------------
                                                  Six months                       Fiscal year ending March 31,
                                                    ending        -----------------------------------------------------------
                                               Sept. 30, 2004       2004         2003         2002         2001         2000
                                                  Unaudited
                                               ------------------------------------------------------------------------------
Net asset value, beginning of period               $ 26.93        $ 17.17      $ 22.24      $ 20.75      $ 28.80      $ 19.81

INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                (0.05)         (0.12)       (0.12)       (0.10)       (0.07)       (0.06)
  Net realized and unrealized gain (loss)
  on investments                                     (0.49)          9.88        (4.95)        2.61        (4.10)        9.05
                                               ------------------------------------------------------------------------------
    Total from investment operations                 (0.54)          9.76        (5.07)        2.51        (4.17)        8.99
                                               ------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  From net investment income                            --             --           --           --           --           --
  From net realized gain                                --             --           --        (1.02)       (3.88)          --
                                               ------------------------------------------------------------------------------
    Total distributions                                 --             --           --        (1.02)       (3.88)          --
                                               ------------------------------------------------------------------------------
Net asset value, end of period                     $ 26.39        $ 26.93      $ 17.17      $ 22.24      $ 20.75      $ 28.80
                                               ==============================================================================
Total return                                         (2.01%)+       56.84%      (22.80%)      12.32%      (15.83%)      45.38%
                                               ==============================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)               $ 413.4        $ 318.6      $ 146.3      $ 299.9      $ 338.1      $ 468.2
                                               ==============================================================================
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed            1.26%++        1.28%        1.32%        1.26%        1.24%        1.25%
  After fees waived and  expenses absorbed             n/a            n/a          n/a          n/a          n/a          n/a
                                               ==============================================================================
RATIO OF NET INVESTMENT LOSS TO
AVERAGE NET ASSETS, AFTER FEES
WAIVED AND EXPENSES ABSORBED                         (0.53%)++      (0.59%)      (0.55%)      (0.42%)      (0.26%)      (0.24%)
                                               ==============================================================================
Portfolio turnover rate                              60.63%+       134.41%      140.57%      162.74%      166.24%      199.04%
                                               ==============================================================================

+     Not annualized.
++    Annualized.


See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                                   CORE EQUITY PORTFOLIO - ORIGINAL SHARES
                                             -----------------------------------------------------------------------------------
                                               Six months                         Fiscal year ending March 31,
                                                 ending        -----------------------------------------------------------------
                                             Sept. 30, 2004       2004          2003          2002          2001          2000
                                               Unaudited
                                             -----------------------------------------------------------------------------------
Net asset value, beginning of period           $   22.23       $   16.76     $   22.35     $   22.54     $   31.56     $   25.34

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      0.02            0.02          0.02         (0.01)        (0.03)        (0.03)
  Net realized and unrealized gain (loss)
  on investments                                   (0.18)           5.46         (5.61)         0.05         (6.50)         7.93
                                             -----------------------------------------------------------------------------------
    Total from investment operations               (0.16)           5.48         (5.59)         0.04         (6.53)         7.90
                                             -----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  From net investment income                          --           (0.01)           --            --            --            --
  From net realized gain                              --              --            --         (0.23)        (2.49)        (1.68)
                                             -----------------------------------------------------------------------------------
    Total distributions                               --           (0.01)           --         (0.23)        (2.49)        (1.68)
                                             -----------------------------------------------------------------------------------
Net asset value, end of period                 $   22.07       $   22.23     $   16.76     $   22.35     $   22.54     $   31.56
                                             ===================================================================================
Total return                                       (0.72%)+        32.70%       (25.01%)        0.22%       (21.72%)       32.06%
                                             ===================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)           $   369.0       $   366.5     $   329.2     $   718.3     $   771.5     $ 1,006.0
                                             ===================================================================================
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed          1.15%++         1.16%         1.15%         1.12%         1.11%         1.11%
  After fees waived and  expenses absorbed           n/a             n/a           n/a           n/a           n/a           n/a
                                             ===================================================================================
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS, AFTER FEES WAIVED
AND EXPENSES ABSORBED                               0.13%++         0.08%         0.08%        (0.03%)       (0.13%)       (0.12%)
                                             ===================================================================================
Portfolio turnover rate                            38.91%+         82.83%        84.73%        79.92%        81.48%        82.98%
                                             ===================================================================================

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                                                    GROWTH EQUITY PORTFOLIO
                                                          -------------------------------------------------------------------------
                                                                                      Fiscal year ending
                                                               Six months                   March 31                 June 15, 2000#
                                                                 ending       ------------------------------------       through
                                                          September 30, 2004    2004          2003          2002     March 31, 2001
                                                               Unaudited
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period                           $  14.83       $  10.98      $  14.41      $  14.43      $  25.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                             (0.06)         (0.09)        (0.07)        (0.12)        (0.04)
  Net realized and unrealized gain (loss) on investments          (0.25)          3.94         (3.36)         0.10        (10.53)
                                                          -------------------------------------------------------------------------
    Total from investment operations                              (0.31)          3.85         (3.43)        (0.02)       (10.57)
                                                          -------------------------------------------------------------------------
LESS DISTRIBUTIONS
  From net investment income                                         --             --            --            --            --
  From net realized gain                                             --             --            --            --            --
                                                          -------------------------------------------------------------------------
    Total distributions                                              --             --            --            --            --
                                                          -------------------------------------------------------------------------
Net asset value, end of period                                 $  14.52       $  14.83      $  10.98      $  14.41      $  14.43
                                                          =========================================================================
Total return                                                      (2.09%)+       35.06%       (23.80%)       (0.14%)      (42.28%)+
                                                          =========================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                           $    5.6       $    5.8      $    4.6      $    6.4      $    6.8
                                                          =========================================================================
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed                         2.27%++        2.25%         2.57%         2.14%         2.38%++
  After fees waived and expenses absorbed                          1.19%++        1.19%         1.19%         1.19%         1.19%++
                                                          =========================================================================
RATIO OF NET INVESTMENT LOSS TO
AVERAGE NET ASSETS, AFTER FEES
WAIVED AND EXPENSES ABSORBED                                      (0.74%)++      (0.62%)       (0.60%)       (0.72%)       (0.52%)++
                                                          =========================================================================
Portfolio turnover rate                                           58.26%+       117.97%       124.82%       161.95%       122.37%++
                                                          =========================================================================


#     Inception date.
+     Not annualized.
++    Annualized.


See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                                  BALANCED PORTFOLIO - ORIGINAL SHARES
                                             -----------------------------------------------------------------------------------
                                               Six months                         Fiscal year ending March 31,
                                                 ending        -----------------------------------------------------------------
                                             Sept. 30, 2004      2004          2003          2002          2001          2000
                                               Unaudited
                                             -----------------------------------------------------------------------------------
Net asset value, beginning of period           $  16.54        $  13.86      $  15.83      $  15.90      $  18.80      $  16.70

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.09            0.17          0.26          0.25          0.30          0.28
  Net realized and unrealized gain (loss)
  on investments                                  (0.21)           2.69         (1.97)         0.02         (2.38)         2.90
                                             -----------------------------------------------------------------------------------
    Total from investment operations              (0.12)           2.86         (1.71)         0.27         (2.08)         3.18
                                             -----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  From net investment income                      (0.10)          (0.18)        (0.26)        (0.25)        (0.30)        (0.28)
  From net realized gain                             --              --            --         (0.09)        (0.52)        (0.80)
                                             -----------------------------------------------------------------------------------
    Total distributions                           (0.10)          (0.18)        (0.26)        (0.34)        (0.82)        (1.08)
                                             -----------------------------------------------------------------------------------
Net asset value, end of period                 $  16.32        $  16.54      $  13.86      $  15.83      $  15.90      $  18.80
                                             ===================================================================================
Total return                                      (0.72%)+        20.75%       (10.80%)        1.69%       (11.38%)       19.59%
                                             ===================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)           $  111.9        $  127.8      $  104.3      $  155.4      $  118.9      $  128.6
                                             ===================================================================================
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed
  or recouped                                      1.20%++         1.19%         1.21%         1.14%         1.15%         1.21%
  After fees waived and expenses absorbed
  or recouped                                      1.19%++         1.19%         1.19%         1.19%         1.19%         1.19%
                                             ===================================================================================
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS, AFTER FEES
WAIVED AND EXPENSES ABSORBED                       1.05%++         1.19%         1.76%         1.56%         1.68%         1.63%
                                             ===================================================================================
Portfolio turnover rate                           30.60%+         82.41%        73.62%        71.51%        57.52%        67.55%
                                             ===================================================================================

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                                   INTERMEDIATE FIXED INCOME PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                               Six months                         Fiscal year ending March 31,
                                                 ending        -----------------------------------------------------------------
                                             Sept. 30, 2004      2004          2003          2002          2001          2000
                                               Unaudited
                                             -----------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.10        $  13.11      $  12.41      $  12.48      $  11.83      $  12.24

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.21            0.45          0.54          0.58          0.66          0.63
  Net realized and unrealized gain (loss)
  on investments                                  (0.26)           0.21          0.79         (0.05)         0.65         (0.41)
                                             -----------------------------------------------------------------------------------
    Total from investment operations              (0.05)           0.66          1.33          0.53          1.31          0.22
                                             -----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  From net investment income                      (0.21)          (0.45)        (0.54)        (0.58)        (0.66)        (0.63)
  From net realized gain                             --           (0.22)        (0.09)        (0.02)           --            --
                                             -----------------------------------------------------------------------------------
  Total distributions                             (0.21)          (0.67)        (0.63)        (0.60)        (0.66)        (0.63)
                                             -----------------------------------------------------------------------------------
Net asset value, end of period                 $  12.84        $  13.10      $  13.11      $  12.41      $  12.48      $  11.83
                                             ===================================================================================
Total return                                      (0.36%)+         5.10%        10.90%         4.29%        11.43%         1.90%
                                             ===================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)           $   57.1        $   55.3      $   41.5      $   33.8      $   28.8      $   23.8
                                             ===================================================================================
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed         0.88%++         0.91%         0.83%         0.84%         0.90%         0.94%
  After fees waived and expenses absorbed          0.55%++         0.55%         0.55%         0.55%         0.55%         0.55%
                                             -----------------------------------------------------------------------------------
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS, AFTER FEES
WAIVED AND EXPENSES ABSORBED                       3.32%++         3.41%         4.20%         4.64%         5.48%         5.31%
                                             ===================================================================================
Portfolio turnover rate                           28.07%+         55.34%        49.39%        26.27%         5.05%         8.18%
                                             ===================================================================================


+     Not annualized.
+     Annualized.


See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                   SMALL/MID CAP EQUITY PORTFOLIO - INSTITUTIONAL SHARES
                                                 --------------------------------------------------------
                                                     Six months           Fiscal year       May 2, 2002#
                                                       ending               ending             through
                                                 September 30, 2004     March 31, 2004     March 31, 2003
                                                     Unaudited
                                                 --------------------------------------------------------
Net asset value, beginning of period                 $  27.05              $  17.20           $  22.22

INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                   (0.05)                (0.03)             (0.03)
  Net realized and unrealized gain (loss)
  on investments                                        (0.46)                 9.88              (4.99)
                                                 --------------------------------------------------------
   Total from investment operations                     (0.51)                 9.85              (5.02)
                                                 --------------------------------------------------------
LESS DISTRIBUTIONS
  From net investment income                               --                    --                 --
  From net realized gain                                   --                    --                 --
                                                 --------------------------------------------------------
    Total distributions                                    --                    --                 --
                                                 --------------------------------------------------------
Net asset value, end of period                       $  26.54              $  27.05           $  17.20
                                                 ========================================================
Total return                                            (1.89%)+              57.27%            (22.59%)+
                                                 ========================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                 $  105.7              $   78.7           $   45.2
                                                 ========================================================
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed
  or recouped                                            1.01%++               1.03%              1.07%++
  After fees waived and expenses absorbed
  or recouped                                             n/a                   n/a                n/a
                                                 ========================================================
RATIO OF NET INVESTMENT
LOSS TO AVERAGE NET ASSETS,
AFTER FEES WAIVED AND EXPENSES
ABSORBED OR RECOUPED                                    (0.26%)++             (0.34%)            (0.32%)++
                                                 ========================================================
Portfolio turnover rate                                 60.63%+              134.41%            140.57%+
                                                 ========================================================

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                       CORE EQUITY PORTFOLIO - INSTITUTIONAL SHARES
                                                 --------------------------------------------------------
                                                     Six months           Fiscal year       May 2, 2002#
                                                       ending               ending             through
                                                 September 30, 2004     March 31, 2004     March 31, 2003
                                                     Unaudited
                                                 --------------------------------------------------------
Net asset value, beginning of period                  $  22.26             $  16.80           $  21.42

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                   0.02                 0.07               0.05
  Net realized and unrealized gain (loss)
  on investments                                         (0.15)                5.47              (4.67)
                                                 --------------------------------------------------------
    Total from investment operations                     (0.13)                5.54              (4.62)
                                                 --------------------------------------------------------
LESS DISTRIBUTIONS
  From net investment income                                --                (0.08)                --
  From net realized gain
                                                 --------------------------------------------------------
    Total distributions                                     --                (0.08)                --
                                                 --------------------------------------------------------
Net asset value, end of period                        $  22.13             $  22.26           $  16.80
                                                 ========================================================
Total return                                             (0.58%)+             32.99%            (21.57%)+
                                                 ========================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                  $  151.5             $  136.1           $   94.1
                                                 ========================================================
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed
  or recouped                                             0.90%++              0.91%              0.90%++
  After fees waived and expenses absorbed
  or recouped                                              n/a                  n/a                n/a
                                                 ========================================================
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS,
AFTER FEES WAIVED AND EXPENSES
ABSORBED OR RECOUPED                                      0.39%++              0.33%              0.38%++
                                                 ========================================================
Portfolio turnover rate                                  38.91%+              82.83%             84.73%+
                                                 ========================================================


#     Inception date.
+     Not annualized.
++    Annualized.


See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                         BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                                                 --------------------------------------------------------
                                                     Six months           Fiscal year       May 2, 2002#
                                                       ending               ending             through
                                                 September 30, 2004     March 31, 2004     March 31, 2003
                                                     Unaudited
                                                 --------------------------------------------------------
Net asset value, beginning of period                  $  16.62             $  13.93           $  15.55

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                   0.11                 0.40               0.23
  Net realized and unrealized gain (loss)
  on investments                                         (0.21)                2.51              (1.62)
                                                 --------------------------------------------------------
    Total from investment operations                     (0.10)                2.91              (1.39)
                                                 --------------------------------------------------------
LESS DISTRIBUTIONS
  From net investment income                             (0.12)               (0.22)             (0.23)
  From net realized gain                                    --                   --                 --
                                                 --------------------------------------------------------
    Total distributions                                  (0.12)               (0.22)             (0.23)
                                                 --------------------------------------------------------
Net asset value, end of period                        $  16.40             $  16.62           $  13.93
                                                 ========================================================
Total return                                             (0.59%)+             21.02%             (8.91%)+
                                                 ========================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                  $   12.2             $   11.6           $    7.4
                                                 ========================================================
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed
  or recouped                                             0.95%++              0.94%              0.96%++
  After fees waived and expenses absorbed
  or recouped                                             0.94%++              0.94%              0.94%++
                                                 ========================================================
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS,
AFTER FEES WAIVED AND
EXPENSES ABSORBED OR RECOUPED                             1.30%++              1.44%              2.02%++
                                                 --------------------------------------------------------
Portfolio turnover rate                                  30.60%+              82.41%             73.62%+
                                                 ========================================================

#     Inception date.
+     Not annualized.
++    Annualized.


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Rainier Investment Management Mutual Funds
September 30, 2004 (Unaudited)

NOTE 1 - ORGANIZATION

Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of five separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

      Each Fund (except the Growth Equity Portfolio and Intermediate Fixed Income Portfolio) offers two classes of shares, one class being referred to as Original Shares and one class being referred to as Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 3. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares, with $0.01 par value.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

      A) SECURITY VALUATION. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Portfolio securities listed on the Nasdaq Stock Market, Inc. will be valued at Nasdaq Official Closing Price, which may not necessarily represent the last sale price. Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities and short-term investments with 60 days or less remaining to maturity are valued on an amortized cost basis.

      Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the six months ending September 30, 2004.

      B) SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

      C) FEDERAL INCOME TAXES. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

      D) USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

A) INVESTMENT MANAGEMENT AGREEMENT. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc., (the "Investment Advisor"). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

                Small/Mid Cap Equity Portfolio            0.85%
                Core Equity Portfolio                     0.75%
                Growth Equity Portfolio                   0.75%
                Balanced Portfolio                        0.70%
                Intermediate Fixed Income Portfolio       0.50%

      Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

      Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

                Small/Mid Cap Equity Portfolio            1.23%
                Core Equity Portfolio                     1.04%
                Growth Equity Portfolio                   0.94%
                Balanced Portfolio                        0.94%
                Intermediate Fixed Income Portfolio       0.45%

      Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

      These percentages are based on the average daily net assets of the Funds, and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days' written notice.

      Expenses reimbursed by the Advisor may be recouped from the Funds and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period, except for the Growth Equity Portfolio, will be limited to three years from the year of the reimbursement, and is subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. For the Growth Equity Portfolio, the recoupment period of any expense reimbursements in the first year of operations will be limited to five years from the year of reimbursement.

      At September 30, 2004, the amounts available for recoupment that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

                Growth Equity                          $271,225
                Balanced                                 24,016
                Intermediate Fixed Income               460,880

      At September 30, 2004, the Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below:

                                                   INTERMEDIATE
                       GROWTH EQUITY    BALANCED   FIXED INCOME
                         PORTFOLIO     PORTFOLIO    PORTFOLIO
                2005      $65,612            --      $ 88,043
                2006      113,816       $15,473       104,098
                2007       61,313            --       179,620
                2008       30,484         8,543        89,119

      B) DISTRIBUTION PLAN. The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's Original Shares' average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Institutional Shares of the Small/Mid Cap Equity Portfolio, Core Equity Portfolio, and Balanced Portfolio do not pay any distribution fees.

      Effective April 1, 1997, the distribution fee for the Intermediate Fixed Income Portfolio is limited to 0.10% of the Portfolio's average annual net assets.

      Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC (the "Administrator").

      C) Administrative Service Agreement. The Trust, on behalf of the Funds, has entered into an administrative services agreement with the Administrator. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.10% of first $100 million of average daily net assets
0.05% of next $100 million of average daily net assets
0.03% of average net assets over $200 million.

      The Small/Mid Cap Equity, Core Equity and Balanced Portfolios will pay an annual minimum fee of $40,000 for Original Shares and $3,333 for Institutional Shares. The Growth Equity Portfolio will pay an annual minimum fee of $12,000 and there is no minimum fee for the Intermediate Fixed Income Portfolio.

      D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $12,000 per year plus $2,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each outside Trustee is $20,000 before travel expenses.)

      On December 10, 1998, the Trust approved a Deferred Compensation Plan for Trustees (the "Compensation Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Compensation Plan. If a trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4 - INVESTMENT TRANSACTIONS

The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ending September 30, 2004, were as follows:

        FUND                             PURCHASES            SALES
        Small/Mid Cap Equity           $386,852,554       $256,254,807
        Core Equity                     216,338,952        196,244,156
        Growth Equity                     3,259,685          3,452,322
        Balanced                         39,519,185         47,509,196
        Intermediate Fixed Income        15,156,837          9,074,919

      The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $150,150 and $4,341,816 and sold $5,764,077 and $5,939,062, respectively, of
U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Growth Equity Portfolio.

NOTE 5 - INCOME TAXES

Capital loss carryforwards available for federal income tax purposes as of March 31, 2004, were as follows:

                         CORE EQUITY      GROWTH EQUITY       BALANCED
        EXPIRING IN       PORTFOLIO         PORTFOLIO        PORTFOLIO
        --------------------------------------------------------------
        2010             $ 9,921,887       $2,417,518               --
        2011              45,384,042        2,365,935        3,308,533
        Total            $55,305,929       $4,783,453       $3,308,533
        --------------------------------------------------------------

As of September 30, 2004, the tax basis of the Fund's investments were as follows:

                                                SMALL/MID CAP        CORE           GROWTH                       INTERMEDIATE
                                                    EQUITY          EQUITY          EQUITY         BALANCED      FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes            $ 477,508,018   $ 464,636,062   $   4,934,199   $ 112,081,552   $  56,989,992
------------------------------------------------------------------------------------------------------------------------------
Gross tax unrealized appreciation                  68,643,714      66,021,800         760,971      12,527,721         889,264
------------------------------------------------------------------------------------------------------------------------------
Gross tax unrealized depreciation                 (16,544,954)    (15,320,644)        (89,847)     (1,831,995)       (104,107)
------------------------------------------------------------------------------------------------------------------------------
Net tax unrealized appreciation on investments  $  52,098,760   $  50,701,156   $     671,124   $  10,695,726   $     785,157
------------------------------------------------------------------------------------------------------------------------------

NOTE 6 - TRUSTEES AND OFFICERS INFORMATION

The following list is provided in this order: name, address, (age), position(s) held with Trust, date elected+, principal occupation(s) during the past five years, number of Portfolios in Fund complex overseen by Trustee, and other directorships held by Trustee. The Statement of Additional Information contains additional information about Fund directors and officers and is available without charge, upon request, by calling 1-800-248-6314.

OUTSIDE TRUSTEES

JAMES E. DIAMOND, JR.
P.O. Box 548, Scappoose, OR 97056 (57), Trustee, March 1994, President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials) 2003 to present. Chief Operating Officer of Homestead Capital (nonprofit housing projects) from 2000 to 2002. President and Chief Financial Officer of Paul O. Giesey Adcrafters, Inc. (printing and typography) from 1991 to 1999, 5

JOHN W. FERRIS
820 4th Avenue, Seattle, WA 98104 (63), Trustee, March 1995, Consultant to international companies from 1998 to present. Partner of Peterson Sullivan LLC, prior to 1998, 5

GARY L. SUNDEM
University of Washington, School of Business, Seattle, WA 98195 (59), Trustee, March 1994, Professor of Accounting at University of Washington from 1971 to present, 5

INTERESTED TRUSTEE AND OTHER OFFICERS

J. GLENN HABER*
601 Union St., Ste. 2801, Seattle, WA 98101 (52), Trustee, Chief Executive Officer, Secretary and Treasurer, January 1994, Principal and Chief Operating Officer of the Advisor, 5

JOHN W. O'HALLORAN*
601 Union St., Ste. 2801, Seattle, WA 98101 (44), President, June 2003, Officer of Columbia Management Co. (investment management) from 1983 to 2003.

JAMES R. MARGARD*
601 Union St., Ste. 2801, Seattle, WA 98101 (52), Vice President, January 1994, Principal of the Advisor.

MICHAEL E. RANEY*
601 Union St., Ste. 2801, Seattle, WA 98101 (56), Vice President, January 1994, Principal of the Advisor.

MARK H. DAWSON*
601 Union St., Ste. 2801, Seattle, WA 98101 (48), Vice President, June 2004, Principal of the Advisor.

PETER M. MUSSER*
601 Union St., Ste. 2801, Seattle, WA 98101 (47), Vice President, June 2004, Principal of the Advisor.

*     Denotes "interested person," as that is defined by the 1940 Act.

+ Trustees and officers of the Fund serve until their resignation, removal or retirement.

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                                                                              45

--------------------------------------------------------------------------------
                     DIRECTORY OF FUNDS' SERVICE PROVIDERS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rainier Investment Management, Inc.(R)
601 Union Street, Suite 2801
Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT AUDITORS

KPMG LLP
801 Second Avenue, Suite 900
Seattle, WA 98104

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

Rainier Investment Management Mutual Funds
September 30, 2004 (Unaudited)


PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds' proxy voting policies and procedures and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Fund's website at:
www.rainierfunds.com/im_prospectapp.asp; or on the EDGAR Database on the SEC's website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Qs will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

                               INDEX DESCRIPTIONS

The Standard & Poor's 500 Index(R) is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets.

The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R) Index, the Russell Midcap(R) Index, the Russell 2500(TM) Index and the Russell 2000(R) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.6 to $317.8 billion, $1.6 to $12.3 billion, $175.8 million to $4.0 billion, and $175.8 million to $1.6 billion, respectively, as of June 30, 2004.

The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lehman U.S. Government/Credit Intermediate Bond Index (Lehman Intermediate Bond Index) is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Balanced Index consists of 60% Standard & Poor's 500 Index, 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5% 91-Day U.S. Treasury Bill Index. The indices are not available for investment and do not incur charges or expenses.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable (Full Schedules of Investments in Semi-Annual Report under Item
1)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Disclosure Controls & Procedures Committee have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Rainier Investment Management Mutual Funds


      By (Signature and Title)    /s/ J. GLENN HABER
                              --------------------------------------------------
                                  J. Glenn Haber
                                  Chief Executive Officer and Treasurer

      Date November 30, 2004
          -----------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title)    /s/ J. GLENN HABER
                              --------------------------------------------------
                                  J. Glenn Haber
                                  Chief Executive Officer and Treasurer

      Date November 30, 2004
          -----------------------------------------